EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)

                                              MERRILL LYNCH   MERRILL LYNCH        MFS
                                               BASIC VALUE        WORLD      EMERGING GROWTH      MFS       EQ/PUTNAM
                                                 EQUITY         STRATEGY        COMPANIES      RESEARCH      BALANCED
                                                PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                            --------------- --------------- --------------- ------------- ------------
ASSETS:
Investments at value (Note 1) ..............   $6,281,672      $6,353,438      $14,529,818    $19,900,339   $7,194,485
Cash .......................................        2,174             980               --        559,952           --
Foreign cash ...............................           --              --               --             --           --
Receivable for securities sold .............      646,000          46,608        2,242,315        226,962       74,784
Unrealized appreciation of forward currency
 contracts (Note 1).........................           --          13,908               --             --           --
Receivable for fund shares sold ............      272,873          60,218          662,235        924,623      231,738
Receivable from investment manager .........       36,852          69,420           61,546         59,893       56,273
Dividends and interest receivable ..........        3,374          47,264            2,885          9,856       38,084
Deferred organizational costs (Note 1) .....       27,789          27,789           27,789         27,789       27,789
                                            --------------- --------------- --------------- ------------- ------------
  Total assets .............................    7,270,734       6,619,625       17,526,588     21,709,414    7,623,153
                                            --------------- --------------- --------------- ------------- ------------
LIABILITIES:
Options written at value (Premiums received:
 Merrill Lynch Basic Value Equity
 Portfolio--$8,392, EQ/Putnam Balanced
 Portfolio--$276)(Note 1) ..................        5,250              --               --             --          783
Payable to custodian .......................        2,378          17,976            2,378          2,378        2,378
Payable for securities purchased ...........    1,141,494          19,880          855,355      4,908,078      451,997
Unrealized depreciation of forward currency
 contracts (Note 1) ........................           --              --            3,607             18        1,088
Distribution fees payable ..................        1,560           2,298            3,820          3,487        2,331
Trustees' fees payable .....................        1,874           3,078            3,502          3,370        3,051
Payable for fund shares redeemed ...........           16           3,997            2,863             --           --
Overdraft payable ..........................           --              --        1,162,348             --       26,173
Other expenses .............................       64,132          84,888           92,623         90,304       84,696
                                            --------------- --------------- --------------- ------------- ------------
  Total liabilities ........................    1,216,704         132,117        2,126,496      5,007,635      572,497
                                            --------------- --------------- --------------- ------------- ------------
NET ASSETS .................................   $6,054,030      $6,487,508      $15,400,092    $16,701,779   $7,050,656
                                            =============== =============== =============== ============= ============
Investments at cost (including Repurchase
 Agreements for the EQ/Putnam Balanced,
 EQ/Putnam Growth & Income Value and
 EQ/Putnam International Equity Portfolios,
 of $962,000, $3,508,000 and $1,515,000,
 respectively...............................   $5,993,261      $5,913,370      $14,310,741    $19,360,394   $6,913,938
                                            =============== =============== =============== ============= ============
Foreign cash at cost........................           --              --               --             --           --
                                            =============== =============== =============== ============= ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ...........................   $5,748,579      $6,010,058      $14,577,029    $16,083,161   $6,721,765
 Accumulated undistributed net investment
  income ...................................       13,301          25,713            9,096         18,999       35,063
 Accumulated net realized gain (loss) ......          597          (1,731)         596,062         59,778       14,889
 Unrealized appreciation on investments and
  foreign currency denominated assets and
  liabilities ..............................      291,553         453,468          217,905        539,841      278,939
                                            --------------- --------------- --------------- ------------- ------------
NET ASSETS .................................   $6,054,030      $6,487,508      $15,400,092    $16,701,779   $7,050,656
                                            =============== =============== =============== ============= ============
CLASS IB SHARES:
Net Assets .................................   $6,054,030      $6,487,508      $15,400,092    $16,701,779   $7,050,656
                                            =============== =============== =============== ============= ============
Shares outstanding (Unlimited amount
 authorized: no par value) .................      551,615         593,849        1,371,436      1,517,280      662,439
                                            =============== =============== =============== ============= ============
Net asset value, offering and redemption
 price per share (Note 1) ..................   $    10.98      $    10.92      $     11.23    $     11.01   $    10.64
                                            =============== =============== =============== ============= ============

See Notes to Financial Statements.

    EQ/PUTNAM       EQ/PUTNAM     EQ/PUTNAM                    T. ROWE PRICE
GROWTH & INCOME   INTERNATIONAL   INVESTORS    T. ROWE PRICE   INTERNATIONAL  WARBURG PINCUS
      VALUE          EQUITY         GROWTH     EQUITY INCOME       STOCK       SMALL COMPANY
    PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO
--------------- --------------- ------------ --------------- --------------- ---------------
  $19,789,367      $11,689,747    $8,339,591    $17,241,386     $17,086,313     $21,885,060
       61,210           55,195           593         31,159       3,914,184          44,250
           --            9,520            --             --          49,628              --
      113,208           85,031         7,327      1,143,000          20,277              --

           --               --            --             --              --              --
    1,149,608          740,304       645,883        812,801         792,151       1,339,286
       40,209           70,421        58,313         37,803         122,024          19,615
       19,310           23,415         4,761         16,779          26,479           4,377
       27,789           27,789        27,789         27,789          27,789          27,789
--------------- --------------- ------------ --------------- --------------- ---------------
   21,200,701       12,701,422     9,084,257     19,310,717      22,038,845      23,320,377
--------------- --------------- ------------ --------------- --------------- ---------------

           --               --            --             --              --              --
        2,378           17,976         2,378          2,378          17,976           2,378
    2,402,389          488,133        51,987      3,346,280       1,409,961       7,188,524

           --              703            --          1,096           1,988              --
        3,046            3,042         2,639          2,594           5,522           1,906
        2,246            3,265         3,176          2,058           6,528           1,042
          168               --            --             24         250,945          47,623
           --               --            --             --              --              --
       70,687           88,528        86,880         67,381         146,293          49,701
--------------- --------------- ------------ --------------- --------------- ---------------
    2,480,914          601,647       147,060      3,421,811       1,839,213       7,291,174
--------------- --------------- ------------ --------------- --------------- ---------------
  $18,719,787      $12,099,775    $8,937,197    $15,888,906     $20,199,632     $16,029,203
=============== =============== ============ =============== =============== ===============

  $19,427,873      $11,221,921    $7,770,636    $16,942,352     $16,237,597     $21,489,287
=============== =============== ============ =============== =============== ===============
           --      $     9,834            --             --     $    49,782              --
=============== =============== ============ =============== =============== ===============

  $18,288,907      $11,541,589    $8,321,732    $15,534,618     $19,358,299     $15,586,449
       33,045           44,973        10,611         33,245          28,391          15,547
       36,341           46,452        35,899         22,948         (36,068)         31,434

      361,494          466,761       568,955        298,095         849,010     $   395,773
--------------- --------------- ------------ --------------- --------------- ---------------
  $18,719,787      $12,099,775    $8,937,197    $15,888,906     $20,199,632     $16,029,203
=============== =============== ============ =============== =============== ===============

  $18,719,787      $12,099,775    $8,937,197    $15,888,906     $20,199,632     $16,029,203
=============== =============== ============ =============== =============== ===============

    1,719,050        1,112,917       806,158      1,461,799       1,880,800       1,427,880
=============== =============== ============ =============== =============== ===============

  $     10.89      $     10.87    $    11.09    $     10.87     $     10.74     $     11.23
=============== =============== ============ =============== =============== ===============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the period from May 1, 1997** to June 30, 1997
(Unaudited)

                                             MERRILL LYNCH   MERRILL LYNCH        MFS
                                              BASIC VALUE        WORLD      EMERGING GROWTH     MFS      EQ/PUTNAM
                                                EQUITY         STRATEGY        COMPANIES     RESEARCH    BALANCED
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO
                                           --------------- --------------- --------------- ----------- -----------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends................................    $  8,340        $ 19,290        $  3,692      $ 12,912    $ 16,797
  Interest.................................      10,264          17,456          18,392        17,945      26,658
                                           --------------- --------------- --------------- ----------- -----------
   Total income............................      18,604          36,746          22,084        30,857      43,455
                                           --------------- --------------- --------------- ----------- -----------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ...............       3,431           6,435           8,404         7,672       5,128
  Administrative fees......................       7,050           7,226           7,352         7,308       7,223
  Custody fees.............................       2,378          17,976           2,378         2,378       2,378
  Distribution fees--Class IB..............       1,560           2,298           3,820         3,487       2,331
  Printing and mailing expenses ...........      20,104          33,018          37,569        36,152      32,723
  Professional fees .......................       6,326          10,391          11,822        11,376      10,297
  Trustees' fees...........................       1,874           3,078           3,502         3,370       3,051
  Amortization of organizational expense ..         961             961             961           961         961
  Miscellaneous............................       6,336          10,115          11,866        11,410      10,308
                                           --------------- --------------- --------------- ----------- -----------
   Gross expenses..........................      50,020          91,498          87,674        84,114      74,400
                                           --------------- --------------- --------------- ----------- -----------
 Waivers and reimbursements: (Note 6)  ....
  Waiver of administrative fees............      (4,434)         (4,610)         (4,736)       (4,691)     (4,607)
  Waiver of investment management fee .....      (3,431)         (6,435)         (8,404)       (7,672)     (5,128)
  Reimbursement from investment manager  ..     (36,852)        (69,420)        (61,546)      (59,893)    (56,273)
                                           --------------- --------------- --------------- ----------- -----------
   Total waivers and reimbursements  ......     (44,717)        (80,465)        (74,686)      (72,256)    (66,008)
                                           --------------- --------------- --------------- ----------- -----------
  Net expenses.............................       5,303          11,033          12,988        11,858       8,392
                                           --------------- --------------- --------------- ----------- -----------
NET INVESTMENT INCOME .....................      13,301          25,713           9,096        18,999      35,063
                                           --------------- --------------- --------------- ----------- -----------
REALIZED AND UNREALIZED GAIN
 (LOSS)(NOTE 1):
 Realized Gain (Loss):
  On securities ...........................         597          29,393         596,856        59,882      14,949
  On short sales...........................          --              --              --            --          97
  On foreign currency transactions  .......          --         (31,124)           (794)         (104)       (157)
                                           --------------- --------------- --------------- ----------- -----------
 Realized gain (loss)--net ................         597          (1,731)        596,062        59,778      14,889
                                           --------------- --------------- --------------- ----------- -----------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities............................     288,411         440,068         219,077       539,945     280,547
  On options written.......................       3,142              --              --            --        (507)
  On foreign currency translations  .......          --          13,400          (1,172)         (104)     (1,101)
                                           --------------- --------------- --------------- ----------- -----------
 Unrealized
  appreciation/depreciation--net...........     291,553         453,468         217,905       539,841     278,939
                                           --------------- --------------- --------------- ----------- -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ..     292,150         451,737         813,967       599,619     293,828
                                           --------------- --------------- --------------- ----------- -----------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS................................    $305,451        $477,450        $823,063      $618,618    $328,891
                                           =============== =============== =============== =========== ===========

------------
 * Net of foreign taxes withheld on dividends of $2,100, $77, $369, $23, $6,717, $51 and $7,790 for the Merrill Lynch World Strategy, MFS Emerging Growth Companies, MFS Research, EQ/Putnam Balanced, EQ/Putnam International Equity, T. Rowe Price Equity Income and T. Rowe Price International Stock Portfolios, respectively and on interest of $79 and $14 for the Merrill Lynch World Strategy, and EQ/Putnam Balanced Portfolios, respectively.
**     Commencement of Operations

See Notes to Financial Statements.

   EQ/PUTNAM       EQ/PUTNAM     EQ/PUTNAM                   T. ROWE PRICE  WARBURG PINCUS
    GROWTH &     INTERNATIONAL   INVESTORS   T. ROWE PRICE   INTERNATIONAL  SMALL COMPANY
 INCOME VALUE       EQUITY        GROWTH     EQUITY INCOME       STOCK          VALUE
   PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------- --------------- ----------- --------------- --------------- --------------
    $ 27,846       $ 40,864      $ 10,780      $ 27,884        $  46,113       $  6,297
      15,556         18,710         8,803        14,180            8,874         16,872
-------------- --------------- ----------- --------------- --------------- --------------
      43,402         59,574        19,583        42,064           54,987         23,169
-------------- --------------- ----------- --------------- --------------- --------------

       6,702          8,517         5,805         5,706           16,566          4,955
       7,150          7,281         7,254         7,102            7,766          6,951
       2,378         17,976         2,378         2,378           17,976          2,378
       3,046          3,042         2,639         2,594            5,522          1,906
      24,094         35,025        34,067        22,082           70,024         11,186
       7,581         11,022        10,720         6,949           22,036          3,520
       2,246          3,265         3,176         2,058            6,527          1,042
         961            961           961           961              961            961
       7,644         11,115        10,727         6,984           22,957          3,628
-------------- --------------- ----------- --------------- --------------- --------------
      61,802         98,204        77,727        56,814          170,335         36,527
-------------- --------------- ----------- --------------- --------------- --------------

      (4,534)        (4,665)       (4,637)       (4,486)          (5,149)        (4,335)
      (6,702)        (8,517)       (5,805)       (5,706)         (16,566)        (4,955)
     (40,209)       (70,421)      (58,313)      (37,803)        (122,024)       (19,615)
-------------- --------------- ----------- --------------- --------------- --------------
     (51,445)       (83,603)      (68,755)      (47,995)        (143,739)       (28,905)
-------------- --------------- ----------- --------------- --------------- --------------
      10,357         14,601         8,972         8,819           26,596          7,622
-------------- --------------- ----------- --------------- --------------- --------------
      33,045         44,973        10,611        33,245           28,391         15,547
-------------- --------------- ----------- --------------- --------------- --------------

      36,341         52,042        35,899        25,160           18,205         31,434
          --             --            --            --               --             --
          --         (5,590)           --        (2,212)         (54,273)            --
-------------- --------------- ----------- --------------- --------------- --------------
      36,341         46,452        35,899        22,948          (36,068)        31,434
-------------- --------------- ----------- --------------- --------------- --------------

     361,494        467,826       568,955       299,034          848,716        395,773
          --             --            --            --               --             --
          --         (1,065)           --          (939)             294             --
-------------- --------------- ----------- --------------- --------------- --------------
     361,494        466,761       568,955       298,095          849,010        395,773
-------------- --------------- ----------- --------------- --------------- --------------
     397,835        513,213       604,854       321,043          812,942        427,207
-------------- --------------- ----------- --------------- --------------- --------------
    $430,880       $558,186      $615,465      $354,288        $ 841,333       $442,754
============== =============== =========== =============== =============== ==============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the period from May 1, 1997** to June 30, 1997
(Unaudited)

                                              MERRILL LYNCH   MERRILL LYNCH        MFS
                                               BASIC VALUE        WORLD      EMERGING GROWTH      MFS       EQ/PUTNAM
                                                 EQUITY         STRATEGY        COMPANIES      RESEARCH      BALANCED
                                                PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                            --------------- --------------- --------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income .....................   $   13,301      $   25,713     $      9,096    $    18,999   $   35,063
 Realized gain (loss)--net .................          597          (1,731)         596,062         59,778       14,889
 Change in unrealized
  appreciation/depreciation of investments
  and foreign currency denominated assets
  and liabilities ..........................      291,553         453,468          217,905        539,841      278,939
                                            --------------- --------------- --------------- ------------- ------------
 Net increase in net assets from operations       305,451         477,450          823,063        618,618      328,891
                                            --------------- --------------- --------------- ------------- ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ..............................    5,798,823       6,711,950       31,064,300     16,315,348    6,883,960
  Shares redeemed ..........................      (50,244)       (701,892)     (16,487,271)      (232,187)    (162,195)
                                            --------------- --------------- --------------- ------------- ------------
NET INCREASE IN NET ASSETS DERIVED FROM
 CAPITAL SHARE TRANSACTIONS ................    5,748,579       6,010,058       14,577,029     16,083,161    6,721,765
                                            --------------- --------------- --------------- ------------- ------------
NET ASSETS, END OF PERIOD*..................   $6,054,030      $6,487,508     $ 15,400,092    $16,701,779   $7,050,656
                                            =============== =============== =============== ============= ============
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ..............................      556,195         658,852        2,858,744      1,538,261      677,637
  Shares redeemed...........................       (4,580)        (65,003)      (1,487,308)       (20,981)     (15,198)
                                            --------------- --------------- --------------- ------------- ------------
 Net increase ..............................      551,615         593,849        1,371,436      1,517,280      662,439
                                            --------------- --------------- --------------- ------------- ------------

------------
* Including accumulated undistributed net investment income of $13,301, $25,713, $9,096, $18,999, $35,063, $33,045, $44,973, $10,611, $33,245,
       $28,391 and $15,547 for the Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, MFS Emerging Growth Companies, MFS Research, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, EQ/Putnam Investors Growth, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios, respectively (as of June 30, 1997).
**     Commencement of Operations

See Notes to Financial Statements.

    EQ/PUTNAM       EQ/PUTNAM     EQ/PUTNAM                    T. ROWE PRICE  WARBURG PINCUS
GROWTH & INCOME   INTERNATIONAL   INVESTORS    T. ROWE PRICE   INTERNATIONAL  SMALL COMPANY
      VALUE          EQUITY         GROWTH     EQUITY INCOME       STOCK          VALUE
    PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------- --------------- ------------ --------------- --------------- --------------
  $    33,045      $    44,973    $   10,611    $    33,245     $    28,391    $    15,547
       36,341           46,452        35,899         22,948         (36,068)        31,434

      361,494          466,761       568,955        298,095         849,010        395,773
--------------- --------------- ------------ --------------- --------------- --------------
      430,880          558,186       615,465        354,288         841,333        442,754
--------------- --------------- ------------ --------------- --------------- --------------

   18,492,016       11,580,998     8,370,387     16,001,154      21,062,325     17,826,870
     (203,109)         (39,409)      (48,655)      (466,536)     (1,704,026)    (2,240,421)
--------------- --------------- ------------ --------------- --------------- --------------

   18,288,907       11,541,589     8,321,732     15,534,618      19,358,299     15,586,449
--------------- --------------- ------------ --------------- --------------- --------------
  $18,719,787      $12,099,775    $8,937,197    $15,888,906     $20,199,632    $16,029,203
=============== =============== ============ =============== =============== ==============

    1,737,623        1,116,570       810,537      1,504,711       2,040,374      1,631,196
      (18,573)          (3,653)       (4,379)       (42,912)       (159,574)      (203,316)
--------------- --------------- ------------ --------------- --------------- --------------
    1,719,050        1,112,917       806,158      1,461,799       1,880,800      1,427,880
--------------- --------------- ------------ --------------- --------------- --------------


EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS (11.0%)
CHEMICALS (3.6%)
Eastman Chemical Co. ............      700      $  44,450
Great Lakes Chemical Corp.  .....    2,000        104,750
Millennium Chemicals, Inc.  .....    3,000         68,250
                                             --------------
                                                  217,450
                                             --------------
METALS & MINING (3.1%)
Asarco, Inc. ....................    4,000        122,500
Phelps Dodge Corp. ..............      750         63,891
                                             --------------
                                                  186,391
                                             --------------
PAPER (1.6%)
International Paper Co. .........    2,000         97,125
                                             --------------
STEEL (2.7%)
USX--U.S. Steel Group, Inc.  ....    2,900        101,681
WHX Corp.* ......................    8,100         61,762
                                             --------------
                                                  163,443
                                             --------------
  TOTAL BASIC MATERIALS..........                 664,409
                                             --------------
BUSINESS SERVICES (1.7%)
PRINTING, PUBLISHING,
 BROADCASTING (1.7%)
Dow Jones & Co., Inc. ...........    2,500        100,469
                                             --------------
CAPITAL GOODS (3.1%)
BUILDING MATERIALS & FOREST
 PRODUCTS (1.0%)
Louisiana-Pacific Corp. .........    3,000         63,375
                                             --------------
ELECTRICAL EQUIPMENT (0.8%)
Black & Decker Corp. ............    1,200         44,625
                                             --------------
MACHINERY (1.3%)
ITT Industries, Inc. ............    3,000         77,250
                                             --------------
 TOTAL CAPITAL GOODS.............                 185,250
                                             --------------
CONSUMER CYCLICALS (10.8%)
AIRLINES (0.5%)
Mesa Air Group, Inc.* ...........    5,200         27,950
                                             --------------
AUTOS & TRUCKS (2.4%)
Ford Motor Co. ..................    2,100         79,275
General Motors Corp. ............    1,200         66,825
                                             --------------
                                                  146,100
                                             --------------
LEISURE RELATED (0.9%)
Harrah's Entertainment, Inc.*  ..    3,000         54,000
                                             --------------
PHOTO & OPTICAL (1.3%)
Eastman Kodak Co. ...............    1,000         76,750
                                             --------------
RETAIL--GENERAL (5.7%)
Charming Shoppes, Inc.* .........   13,000         67,844
Dillards, Inc., Class A .........    1,800         62,325
K-Mart Corp.* ...................    6,000         73,500
Toys-R-Us, Inc.* ................    2,000         70,000
Woolworth Corp.* ................    3,100         74,400
                                             --------------
                                                  348,069
                                             --------------
 TOTAL CONSUMER CYCLICALS  ......                 652,869
                                             --------------
CONSUMER NON-CYCLICALS (5.4%)
BEVERAGES (1.3%)
Seagram Co., Ltd. ...............    2,000         80,500
                                             --------------

DRUGS (4.1%)
Bristol-Myers Squibb Co. ........      700      $  56,700
Pharmaceutical Product
 Development, Inc.* .............    4,000         88,000
Pharmacia & Upjohn, Inc. ........    3,000        104,250
                                             --------------
                                                  248,950
                                             --------------
 TOTAL CONSUMER NON-CYCLICALS ...                 329,450
                                             --------------
CREDIT SENSITIVE (8.1%)
BANKS (4.4%)
Bankers Trust New York Corp.  ...      750         65,250
Hibernia Corp., Class A .........    6,600         91,988
Wells Fargo & Co. ...............      400        107,800
                                             --------------
                                                  265,038
                                             --------------
INSURANCE (2.5%)
Humana, Inc.* ...................    3,200         74,000
TIG Holdings, Inc. ..............    2,600         81,250
                                             --------------
                                                  155,250
                                             --------------
UTILITY--TELEPHONE (1.2%)
AT&T Corp. ......................    2,000         70,125
                                             --------------
 TOTAL CREDIT SENSITIVE .........                 490,413
                                             --------------
ENERGY (5.0%)
OIL--DOMESTIC (2.6%)
American Exploration Co.*  ......    3,000         43,875
Occidental Petroleum Corp.  .....    4,500        112,781

                                             --------------
                                                  156,656
                                             --------------
OIL--INTERNATIONAL (1.3%)
YPF S.A. (ADR) ..................    2,700         83,025
                                             --------------
OIL--SUPPLIES & CONSTRUCTION (1.1%)
Dresser Industries, Inc. ........    1,800         67,050
                                             --------------
 TOTAL ENERGY ...................                 306,731
                                             --------------
TECHNOLOGY (13.0%)
ELECTRONICS (9.6%)
3Com Corp.* (a) .................    1,500         67,500
Apple Computer, Inc.* ...........    4,000         57,000
Digital Equipment Corp.* ........    2,500         88,594
Exabyte Corp.* ..................    6,000         76,875
Integrated Device Technology,
 Inc.* ..........................    6,000         63,000
Mentor Graphics Corp.* ..........    6,000         55,500
Novell, Inc.* ...................    8,000         55,500
Tandem Computer, Inc.* ..........    5,800        117,450
                                             --------------
                                                  581,419
                                             --------------
OFFICE EQUIPMENT (1.6%)
International Business Machines
 Corp. ..........................    1,100         99,206
                                             --------------
OFFICE EQUIPMENT SERVICES (0.8%)
Scitex Corp., Ltd. ..............    5,300         46,706
                                             --------------
TELECOMMUNICATIONS (1.0%)
U.S. West Media Group* ..........    3,000         60,750
                                             --------------
 TOTAL TECHNOLOGY................                 788,081
                                             --------------
TOTAL COMMON STOCKS (58.1%)
 (Cost $3,229,261) ..............               3,517,672
                                             --------------

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                  PRINCIPAL     VALUE
                                   AMOUNT     (NOTE 1)
------------------------------- ----------- -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.3%)
General Electric Capital Corp.
 6.15%, 7/1/97 ................. $  250,000  $  250,000
General Motors Acceptance Corp.
 6.25%, 7/1/97 .................    190,000     190,000
                                            -----------
 TOTAL COMMERCIAL PAPER ........                440,000
                                            -----------
U.S. GOVERNMENT AGENCIES
 (38.4%)
Federal Home Loan Bank
 (Discount Note), 7/1/97 .......  1,300,000   1,300,000
Federal Home Loan Mortgage
 Corp. (Discount Note), 7/1/97    1,024,000   1,024,000
                                            -----------
 TOTAL U.S. GOVERNMENT AGENCIES               2,324,000
                                            -----------
TOTAL SHORT-TERM DEBT SECURITIES (45.7%)
 (Amortized Cost $2,764,000)  ..              2,764,000
                                            -----------
TOTAL INVESTMENTS (103.8%)
 (Cost/Amortized Cost
 $5,993,261) ...................              6,281,672
                                            -----------

                               NUMBER OF      VALUE
                             CONTRACTS (B)   (NOTE 1)
--------------------------- ------------- ------------
CALL OPTIONS WRITTEN*(c):
3Com Corp.: (-0.1%)
 October @ 50.00
 (Premiums Received $8,392)       15        $   (5,250)
                                          ------------
OTHER ASSETS
 LESS LIABILITIES (-3.7%)  .                  (222,392)
                                          ------------
NET ASSETS (100%) ..........                $6,054,030
                                          ============


------------
*      Non-income producing
(a)    Partially held as collateral on outstanding written call options.
(b)    One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.
       Glossary:
       ADR--American Depositary Receipt

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------
Transactions in options written for the period from May 1, 1997 to June 30, 1997 are summarized as follows: (Note 1)

                                      NUMBER OF    PREMIUMS
                                    CONTRACTS (B)  RECEIVED
                                   ------------- ----------
Options outstanding--May 1, 1997 ..      --             --
Options written ...................      15         $8,392
                                   ------------- ----------
Options outstanding--June 30, 1997       15         $8,392
                                   ============= ==========

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $3,486,150
U.S. Government securities......................          --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities       257,485
U.S. Government securities .....................          --

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

 Aggregate gross unrealized appreciation .$  336,861
Aggregate gross unrealized depreciation      (48,450)
                                         -----------
Net unrealized appreciation.............. $  288,411
                                         ===========
Federal income tax cost of investments .. $5,993,261
                                         ===========

------------
(b)    One contract relates to 100 shares.

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
-------------------------------- ------------- --------------
COMMON STOCKS:
AFRICA (2.3%)
SOUTH AFRICA (2.3%)
De Beers Consolidated Mines
 (ADR) ..........................     1,700       $  62,794
Sasol Ltd. ......................     6,700          87,866
                                               --------------
 TOTAL AFRICA ...................                   150,660
                                               --------------
AUSTRALIA & NEW ZEALAND (1.2%)
AUSTRALIA (1.2%)
Broken Hill Property Ltd.  ......     5,400          79,459
                                               --------------
CANADA (4.2%)
Canadian Pacific Ltd. ...........     2,400          68,250
Imax Corp.* .....................     2,600          64,350
Magna International, Inc.,
 Class A ........................     1,100          66,206
Potash Corp. of Saskatchewan  ...     1,000          75,062
                                               --------------
 TOTAL CANADA....................                   273,868
                                               --------------
JAPAN (11.4%)
Autobacs Seven Co., Ltd.*  ......     1,000          79,256
Bridgestone Corp. ...............     3,000          69,655
Matsushita Electric Industrial
 Co., Ltd. ......................     4,000          80,653
Matsushita Electric Works Ltd.  .     3,000          34,042
Mitsubishi Electric Corp.  ......    14,000          78,331
Mitsubishi Heavy Industries
 Ltd.............................    11,000          84,398
Mitsui-Soko* ....................    10,000          69,742
Sony Corp. ......................     1,000          87,199
Tokio Marine & Fire Insurance
 Co. ............................     6,000          78,558
Toray Industries, Inc. ..........    11,000          78,445
                                               --------------
 TOTAL JAPAN ....................                   740,279
                                               --------------
LATIN AMERICA (6.4%)
ARGENTINA (1.0%)
YPF S.A. (ADR) ..................     2,200          67,650
                                               --------------
BRAZIL (2.1%)
Telebras (ADR) ..................       500          75,875
Unibanco (GDR)* .................     1,600          59,400
                                               --------------
                                                    135,275
                                               --------------
MEXICO (3.3%)
Grupo Carso .....................     5,200          72,301
Panamerican Beverages, Inc.  ....     2,100          69,037
Telefonos de Mexico, Class L
 (ADR) ..........................     1,500          71,625
                                               --------------
                                                    212,963
                                               --------------
 TOTAL LATIN AMERICA ............                   415,888
                                               --------------
OTHER EUROPEAN COUNTRIES (12.8%)
FRANCE (3.3%)
Scor ............................     1,500          60,412
SGS-Thomson Microelectronics
 N.V.* ..........................     1,000          80,000
Usinor Sacilor ..................     4,000          72,174
                                               --------------
                                                    212,586
                                               --------------
GERMANY (2.0%)
Mannesmann AG ...................       150       $  67,026
Siemens AG ......................     1,100          65,905
                                               --------------
                                                    132,931
                                               --------------
ITALY (1.8%)
Arnoldo Mondadori Editore S.p.A.      5,100          29,465
Danieli & Co. ...................     8,300          29,055
Gucci Group N.V. ................       900          57,938
                                               --------------
                                                    116,458
                                               --------------
NETHERLANDS (1.0%)
ABN-Amro Holdings N.V. ..........     3,600          67,180
                                               --------------
SPAIN (1.2%)
Repsol S.A. (ADR) ...............     1,800          76,387
                                               --------------
SWITZERLAND (3.5%)
ABB AG (Bearer) .................        50          75,685
Novartis AG .....................        55          87,925
Roche Holdings AG ...............         7          63,311
                                               --------------
                                                    226,921
                                               --------------
 TOTAL OTHER EUROPEAN  COUNTRIES                    832,463
                                               --------------
SCANDINAVIA (4.1%)
FINLAND (2.4%)
Amer-Yhtymae Oy, Class A*  ......     1,700          30,624
Finnlines Oy ....................     1,200          36,761
Orion-Yhtymae Oy, Class B  ......       800          30,333
Upm-Kymmene Oy ..................     2,600          60,112
                                               --------------
                                                    157,830
                                               --------------
NORWAY (0.5%)
Color Line ASA ..................     6,800          30,626
                                               --------------
SWEDEN (1.2%)
Castellum AB* ...................     1,200          9,000
Sparbanken Sverige AS, Class A ..     3,000         66,724
                                               --------------
                                                    75,724
                                               --------------
 TOTAL SCANDINAVIA ..............                  264,180
                                               --------------
SOUTHEAST ASIA (2.3%)
INDONESIA (1.2%)
Indostat (ADR) ..................     2,500         74,843
                                               --------------
PHILIPPINES (1.1%)
San Miguel Corp., Class B  ......    28,100         74,043
                                               --------------
 TOTAL SOUTHEAST ASIA ...........                  148,886
                                               --------------
UNITED KINGDOM (6.0%)
British Steel plc ...............    19,700         49,040
Grand Metropolitan plc ..........     8,900         85,657
Imperial Chemical Industries
 plc.............................     5,300         73,601
Lucasvarity plc .................     9,100         31,517
Rio Tinto plc ...................     3,700         64,474
Vodafone Group plc ..............    17,000         82,939
                                               --------------
 TOTAL UNITED KINGDOM ...........                  387,228
                                               --------------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
-------------------------------- ------------- --------------
UNITED STATES (20.0%)
Abbott Laboratories .............        300     $    20,025
Aetna, Inc. .....................        250          25,594
Airtouch Communications, Inc.*  .        480          13,140
Allied Signal, Inc. .............        320          26,880
Allstate Corp. ..................        360          26,280
American Express Co. ............        350          26,075
American Home Products Corp.  ...        430          32,895
American Standard Cos.* .........        410          18,348
Banc One Corp. ..................        554          26,825
Bank of New York Co., Inc.  .....        580          25,230
BankAmerica Corp. ...............        400          25,825
Black & Decker Corp. ............        520          19,338
BMC Software, Inc.* .............        520          28,795
Brunswick Corp. .................        900          28,125
Burlington Northern Santa Fe  ...        250          22,469
Cabletron Systems, Inc.* ........        200           5,663
Carnival Corp., Class A .........        720          29,700
Chase Manhattan Corp. ...........        185          17,957
Compaq Computer Corp.* ..........        200          19,850
Computer Associates
 International, Inc. ............        450          25,059
Dresser Industries, Inc. ........        775          28,869
E.I. Du Pont De Nemours & Co. ...        440          27,665
Edison International ............      1,100          27,362
El Paso Natural Gas Co. .........        400          22,000
Enron Corp. .....................        750          30,609
First Data Corp. ................        675          29,658
Hartford Life, Class A* .........        175           6,563
Hertz Corp., Class A* ...........        780          28,080
IMC Global, Inc. ................        400          14,000
Ingersol Rand Co. ...............        490          30,257
Intel Corp. .....................        110          15,599
International Business Machines
 Corp. ..........................         70           6,313
Kimberly Clark Corp. ............        450          22,387
Merck & Co., Inc. ...............        250          25,875
MGIC Investment Corp. ...........        560          26,845
Microsoft, Inc.* ................         50           6,319
Nationwide Financial Services,
 Inc., Class A ..................        875          23,242
Oracle Corp.* ...................        280          14,105
Owens Illinois Inc.* ............        800          24,800
Oxford Health Plans, Inc.*  .....        345          24,754
Pennzoil Co. ....................        355          27,246
Philip Morris Cos., Inc. ........        590          26,181
Prentiss Properties Trust  ......      1,030          26,394
Rite Aid Corp. ..................        600          29,925
Schlumberger Ltd. ...............        110          13,750
Sears Roebuck & Co. .............        480          25,800
Smith International, Inc.*  .....        245          14,884
Starwood Lodging Trust ..........        600          25,612
Sunbeam Corp. ...................        700          26,425
Telecommunications, Inc.,
 Class A* .......................      1,650          24,544
Tenet Healthcare Corp.* .........        885          26,163
Travelers Group, Inc. ...........        420          26,486
Travelers Property & Casualty,
 Inc., Class A ..................        100           3,988
U.S. Air Group, Inc.* ...........        200      $    7,000
United Technologies Corp.  ......        300          24,900
Unocal Corp. ....................        300          11,644
Unum Corp. ......................        600          25,200
Worldcom, Inc.* .................        960          30,720
                                               --------------
 TOTAL UNITED STATES.............                  1,296,237
                                               --------------
TOTAL COMMON STOCKS (70.7%)
 (Cost $4,163,049) ..............                  4,589,148
                                               --------------
PREFERRED STOCKS:
LATIN AMERICA (0.9%)
BRAZIL (0.9%)
Cia Cervejaria Brahma
 (Cost $54,749) .................     80,000          61,304
                                               --------------

                                    Principal
                                      Amount
                                    ----------
LONG-TERM DEBT SECURITIES:
AUSTRALIA & NEW ZEALAND (1.2%)
AUSTRALIA (1.2%)
Government of Australia
 7.50%, 7/15/05 ................. AUD     100,000         78,119
                                                    --------------
OTHER EUROPEAN COUNTRIES (9.0%)
GERMANY (5.6%)
Republic of Germany,
 Series 95
 6.50%, 10/14/05 ................ DEM     175,000        106,977
Republic of Germany,
 Series 97
 6.00%, 1/4/07 .................. DEM     430,000        253,188
                                                    --------------
                                                         360,165
                                                    --------------
ITALY (2.3%)
Italian Treasury Bond (BTPS)
 8.50%, 1/1/04 .................. ITL 235,000,000        151,422
                                                    --------------
SPAIN (1.1%)
Government of Spain
 7.90%, 2/28/02 ................. ESP  10,000,000         74,390
                                                    --------------
 TOTAL OTHER EUROPEAN  COUNTRIES                         585,977
                                                    --------------
SCANDINAVIA (2.6%)
DENMARK (1.3%)
Kingdom of Denmark
 7.00%, 11/15/07 ................ DKK     525,000         83,338
                                                    --------------
SWEDEN (1.3%)
Government of Sweden,
 Series 1037
 8.00%, 8/15/07 ................. SEK     600,000         85,522
                                                    --------------
 TOTAL SCANDINAVIA ..............                        168,860
                                                    --------------
UNITED KINGDOM (3.0%)
United Kingdom Treasury Note
 7.25%, 12/7/07 ................. GBP     115,000        193,946
                                                     --------------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                            PRINCIPAL      VALUE
                             AMOUNT       (NOTE 1)
------------------------- ----------- --------------
UNITED STATES (5.1%)
U.S. Treasury Note
  6.50%, 5/31/02 .........  $ 80,000     $   80,325
U.S. Treasury Note
  6.625%, 5/15/07 ........   105,000        105,886
U.S. Treasury Bond
  6.625%, 2/15/27 ........   145,000        141,873
                                      --------------
 TOTAL UNITED STATES .....                  328,084
                                      --------------
TOTAL LONG-TERM DEBT SECURITIES
 (20.9%)
 (Cost $1,347,572) .......                1,354,986
                                      --------------
SHORT-TERM DEBT SECURITIES:
UNITED STATES (5.4%)
Federal Home Loan Bank
 (Discount Note), 7/1/97
 (Amortized Cost
 $348,000)................   348,000        348,000
                                      --------------
TOTAL INVESTMENTS (97.9%)
 (Cost/Amortized Cost
 $5,913,370)..............               $6,353,438
OTHER ASSETS
 LESS LIABILITIES (2.1%)
                                            134,070
                                      --------------
NET ASSET VALUE (100%)  ..               $6,487,508
                                      ==============

--------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity
 Investments
Basic Materials ..............    13.1 %
Business Services ............     5.7
Capital Goods ................     9.4
Consumer Cyclicals ...........    16.1
Consumer Non-Cyclicals .......    14.0
Credit Sensitive .............    20.0
Diversified ..................     6.4
Energy .......................     4.7
Technology ...................    10.6
                              ---------
                                 100.0 %
                              =========

------------
*      Non-income producing
       Glossary:
       ADR--American Depositary Receipt
       GDR--Global Depositary Receipt
       AUD--Australian Dollar
       GBP--British Pound
       DKK--Danish Krone
       DEM--German Mark
       ITL--Italian Lira
       ESP--Spanish Peseta
       SEK--Swedish Krona

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

At June 30, 1997 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                         LOCAL
                                        CONTRACT     COST ON      U.S.$      UNREALIZED
                                         AMOUNT    ORIGINATION   CURRENT    APPRECIATION/
                                        (000'S)       DATE        VALUE    (DEPRECIATION)
                                      ---------- ------------- ---------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollar, expiring 8/12/97           250     $180,236     $181,553      $ 1,317
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar, expiring 7/16/97         175      131,537      132,188         (651)
British Pound, expiring 7/7/97-8/1/97       381      634,373      633,436          937
Canadian Dollar, expiring 7/14/97           300      216,763      217,490         (727)
Danish Krone, expiring 7/31/97              560       85,175       84,532          643
Finnish Markka, expiring 7/16/97            820      158,983      158,193          790
French Franc, expiring 7/9/97             1,035      177,957      176,292        1,665
German Mark, expiring 7/9/97                955      554,022      548,180        5,842
Italian Lira, expiring 7/31/97          475,000      281,183      279,186        1,997
Japanese Yen, expiring 7/1/97-7/9/97     72,246      626,705      631,480       (4,775)
Spanish Peseta, expiring 7/14/97         20,400      140,481      138,555        1,926
Swedish Krona, expiring 7/31/97           1,275      165,692      165,078          614
Swiss Franc, expiring 7/25/97               330      231,088      226,758        4,330
                                                                          ---------------
                                                                               $13,908
                                                                          ===============

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $5,869,798
U.S. Government securities......................     359,762
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities       660,829
U.S. Government securities .....................      33,715

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.. $  467,390
Aggregate gross unrealized depreciation..    (27,322)
                                         -----------
Net unrealized appreciation.............. $  440,068
                                         ===========
Federal income tax cost of investments .. $5,913,370
                                         ===========

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                     NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS (1.3%)
METALS & MINING (0.2%)
Keystone International, Inc.  ....    1,000      $   34,687
                                              --------------
PAPER (1.1%)
Corporate Express, Inc.* .........   11,300         163,144
Ikon Office Solutions, Inc.  .....      100           2,494
                                              --------------
                                                    165,638
                                              --------------
 TOTAL BASIC MATERIALS ...........                  200,325
                                              --------------
BUSINESS SERVICES (13.6%)
PRINTING, PUBLISHING,
 BROADCASTING (8.2%)
American Radio Systems Corp.,
 Class A* ........................    1,300          51,837
CUC International, Inc.* .........    4,600         118,737
Clear Channel Communications,
 Inc.* ...........................    1,950         119,925
Cox Radio Inc., Class A* .........    2,500          64,062
Emmis Broadcasting Corp.,
 Class A* ........................      700          30,538
Employee Solutions, Inc.* ........    1,200           6,675
Gibson Greetings, Inc.* ..........      200           4,500
Heritage Media Corp., Class A*  ..    2,200          41,525
Intermedia Communications of
 Florida, Inc.* ..................    2,300          74,463
Jacor Communications, Inc.*  .....    1,600          61,200
Lear Corp.* ......................      850          37,719
Learning Tree International,
 Inc.* ...........................    9,400         417,125
Lin Television Corp.* ............    4,000         176,500
Univision Communications, Inc.* ..    1,550          60,644
                                              --------------
                                                  1,265,450
                                              --------------
PROFESSIONAL SERVICES (5.3%)
Accustaff, Inc.* .................    3,400          80,537
Compuware Corp.* .................    7,700         367,675
Corestaff, Inc. ..................      700          18,900
Jostens, Inc. ....................      400          10,700
Sabre Group Holdings, Inc.*  .....      200           5,425
Secom Co. ........................    3,000         220,224
Service Corp. International  .....    3,500         115,063
                                              --------------
                                                    818,524
                                              --------------
TRUCKING, SHIPPING (0.1%)
Newport News Shipbuilding, Inc. ..      500           9,719
                                              --------------
 TOTAL BUSINESS SERVICES .........                2,093,693
                                              --------------
CAPITAL GOODS (1.3%)
BUILDING MATERIALS & FOREST
 PRODUCTS (1.0%)
Home Depot, Inc. .................    2,200         151,663
                                              --------------
MACHINERY (0.3%)
JLK Direct Distribution, Inc.,
 Class A .........................      100           2,563
Kulicke & Soffa Industries,
 Inc.*............................    1,200          38,962
SI Handling Systems, Inc. ........      600          11,100
                                              --------------
                                                     52,625
                                              --------------
 TOTAL CAPITAL GOODS .............                  204,288
                                              --------------
CONSUMER CYCLICALS (17.8%)
AUTO RELATED (0.6%)
SPX Corp. ........................    1,200          77,775
Tower Automotive, Inc.* ..........      200           8,600
                                              --------------
                                                     86,375
                                              --------------
FOOD SERVICES, LODGING (5.6%)
Applebee's International, Inc.  ..    2,700      $   72,225
HFS, Inc.* .......................   12,350         716,300
Hilton Hotels Corp. ..............    1,700          45,156
Promus Hotel Corp. ...............      200           7,750
Wyndham Hotel Corp.* .............      900          29,363
                                              --------------
                                                    870,794
                                              --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Gemstar International Group Ltd.*       600          11,025
Sony Corp. (ADR) .................      500          44,000
                                              --------------
                                                     55,025
                                              --------------
LEISURE RELATED (0.5%)
Coleman Co., Inc.* ...............    2,400          41,400
Harrah's Entertainment, Inc.*  ...    1,700          30,600
Hollywood Entertainment Corp.* ...      400           9,150
                                              --------------
                                                     81,150
                                              --------------
PHOTO & OPTICAL (0.5%)
Canon, Inc. ......................    3,000          81,700
                                              --------------
RETAIL--GENERAL (10.2%)
ADT Ltd.* ........................   17,000         561,000
CVS Corp. ........................    3,700         189,625
Consolidated Stores Corp.*  ......    2,300          79,925
Costco Co., Inc.* ................    1,400          46,025
Dillards, Inc., Class A ..........    1,300          45,012
Office Depot, Inc.* ..............      900          17,494
Rite Aid Corp. ...................    7,400         369,075
Staples, Inc.* ...................   11,200         260,400
                                              --------------
                                                  1,568,556
                                              --------------
 TOTAL CONSUMER CYCLICALS ........                2,743,600
                                              --------------
CONSUMER NON-CYCLICALS (12.0%)
CONTAINERS (0.1%)
Silgan Holdings, Inc.* ...........      100           3,875
Stone Container Corp. ............    1,100          15,744
                                              --------------
                                                     19,619
                                              --------------
DRUGS (0.9%)
AmeriSource Health Corp.,
 Class A* ........................      600          29,925
Biochem Pharma, Inc.* ............    3,600          80,100
Cardinal Health, Inc. ............      600          34,350
                                              --------------
                                                    144,375
                                              --------------
HOSPITAL SUPPLIES & SERVICES (8.9%)
Boston Scientific Corp.* .........    1,300          79,869
Columbia HCA Healthcare Corp. ....      900          35,381
Foundation Health Systems, Inc.,
 Class A* ........................       50           1,516
Genesis Health Ventures, Inc.*  ..    1,000          33,750
Guidant Corp. ....................    1,800         153,000
Health Management Associates,
 Inc., Class A* ..................    1,000          28,500
Healthsouth Corp.* ...............   14,400         359,100
IDX Systems Corp.* ...............    1,100          37,950
Mariner Health Group, Inc.*  .....      800          12,350
Medpartners, Inc.* ...............    1,900          41,087
Medtronic, Inc. ..................    2,300         186,300
Mentor Corp. .....................    1,700          50,363
Tenet Healthcare Corp.* ..........    7,700         227,631
Vencor, Inc.* ....................    2,900         122,525
                                              --------------
                                                  1,369,322
                                              --------------

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                     NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- --------------
RETAIL--FOOD (2.0%)
American Stores Co. ..............    1,300      $   64,187
Smith's Food & Drug Centers,
 Inc., Class B* ..................    4,500         241,313
                                              --------------
                                                    305,500
                                              --------------
SOAPS & TOILETRIES (0.1%)
Carson, Inc.* ....................    1,000          10,750
                                              --------------
TOBACCO (0.0%)
800-JR Cigar, Inc.* ..............      100           2,075
                                              --------------
 TOTAL CONSUMER NON-CYCLICALS ....                1,851,641
                                              --------------
CREDIT SENSITIVE (7.3%)
FINANCIAL SERVICES (1.8%)
Ameritrade Holding Corp.,
 Class A* ........................      300           4,725
First Data Corp. .................    1,400          61,512
Franklin Resources, Inc. .........    2,800         203,175
New Century Financial Corp.*  ....      100           1,450
                                              --------------
                                                    270,862
                                              --------------
INSURANCE (3.7%)
Hartford Life, Inc., Class A*  ...      200           7,500
Healthsource, Inc. ...............      100           2,169
Nationwide Financial Services,
 Inc., Class A ...................    1,700          45,156
United Healthcare Corp. ..........   10,000         520,000
                                              --------------
                                                    574,825
                                              --------------
UTILITY--TELEPHONE (1.8%)
MCI Communications Corp. .........    4,900         187,578
Sprint Corp. .....................    1,700          89,463
                                              --------------
                                                    277,041
                                              --------------
 TOTAL CREDIT SENSITIVE ..........                1,122,728
                                              --------------
DIVERSIFIED (5.0%)
MISCELLANEOUS (5.0%)
Tyco International Ltd. ..........   10,000         695,625
U.S.A. Waste Services, Inc.*  ....    1,700          65,663
                                              --------------
 TOTAL DIVERSIFIED ...............                  761,288
                                              --------------
ENERGY (0.2%)
OIL--DOMESTIC (0.0%)
Santa Fe International Corp.*  ...      100           3,400
                                              --------------
RAILROADS (0.2%)
Wisconsin Central Transport
 Corp.* ..........................      600          22,350
                                              --------------
 TOTAL ENERGY ....................                   25,750
                                              --------------
TECHNOLOGY (33.7%)
ELECTRONICS (25.6%)
Adobe Systems, Inc. ..............      100           3,506
Affiliated Computer Services,
 Inc., Class A* ..................    1,700          47,600
Altera Corp.* ....................    3,000         151,500
Autodesk, Inc. ...................       50           1,916
BMC Software, Inc.* ..............    8,800      $  487,300
Cadence Design Systems, Inc.*  ...    9,395         314,732
Cisco Systems, Inc.* .............    9,000         604,125
Computer Associates
 International, Inc. .............   13,200         735,075
Great Plains Software, Inc.*  ....      100           2,700
Micro Warehouse, Inc.* ...........    1,600          27,400
Microsoft, Inc.* .................    3,400         429,675
Oracle Corp.* ....................   14,575         734,216
RWD Technologies, Inc.* ..........      100           1,725
Sun Microsystems, Inc.* ..........    1,700          63,272
SAP Aktiengesellscha + ...........      300          20,550
Sybase, Inc.* ....................      100           1,487
Synopsys, Inc.* ..................    1,100          40,425
Technology Solutions Co.* ........    6,200         244,900
Transaction Systems Architects,
 Inc.* ...........................      300          10,350
Xilinx, Inc.* ....................      500          24,531
Xionics Document Technologies,
 Inc.* ...........................      200           2,950
                                              --------------
                                                  3,949,935
                                              --------------
OFFICE EQUIPMENT (1.6%)
Ceridian Corp.* ..................      600          25,350
DST Systems, Inc.* ...............    1,500          49,969
Danka Business Systems plc (ADR)      4,000         163,500
                                              --------------
                                                    238,819
                                              --------------
OFFICE EQUIPMENT SERVICES (0.0%)
Global Direct Mail Corp. .........      200           5,213
                                              --------------
TELECOMMUNICATIONS (6.5%)
Aspect Telecommunications Corp.*        200           4,450
Lucent Technologies, Inc. ........    3,000         216,187
Qwest Communications
 International, Inc.* ............      100           2,725
Tel-Save Holdings, Inc.* .........      100           1,525
Telebras (ADR) ...................    1,400         212,450
Worldcom, Inc.* ..................   17,600         563,200
                                              --------------
                                                  1,000,537
                                              --------------
 TOTAL TECHNOLOGY ................                5,194,504
                                              --------------
TOTAL COMMON STOCKS (92.2%)
 (Cost $13,990,450) ..............               14,197,817
                                              --------------
PREFERRED STOCKS:
TECHNOLOGY (2.1%)
ELECTRONICS (2.1%)
 SAP AG (Cost $320,291) ..........    1,610         332,001
                                              --------------
TOTAL INVESTMENTS (94.3%)
 (Cost $14,310,741) ..............               14,529,818
OTHER ASSETS
 LESS LIABILITIES (5.7%) .........                  870,274
                                              --------------
NET ASSETS (100%) ................               15,400,092

------------
*      Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997 these securities amounted to $20,550 or 0.1% of net assets.
       Glossary:
       ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------
At June 30, 1997 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                          LOCAL
                                         CONTRACT     COST ON      U.S.$      UNREALIZED
                                          AMOUNT    ORIGINATION   CURRENT    APPRECIATION/
                                         (000'S)       DATE        VALUE    (DEPRECIATION)
                                       ---------- ------------- ---------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
German Mark, expiring 7/1/97 ..........      222     $128,342     $127,080      $(1,262)
Japanese Yen, expiring 7/1/97-9/30/97     26,960      239,374      237,149       (2,225)
FOREIGN CURRENCY SALE CONTRACTS
German Mark, expiring 7/3/97 ..........      108       61,913       61,979          (66)
Japanese Yen, expiring 7/2/97-7/3/97  .   12,974      113,195      113,249          (54)
                                                                           ---------------
                                                                                $(3,607)
                                                                           ---------------

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

 COST OF PURCHASES:
Stocks and long-term corporate debt securities    $21,222,857
U.S. Government securities......................           --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities      7,509,011
U.S. Government securities .....................           --

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

 Aggregate gross unrealized appreciation..$   377,811
Aggregate gross unrealized depreciation..    (158,734)
                                         ------------
Net unrealized appreciation.............. $   219,077
                                         ============
Federal income tax cost of investments .. $14,310,741
                                         ============

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                     NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS (6.5%)
CHEMICALS (3.6%)
Air Products & Chemicals, Inc.  ..    2,800      $  227,500
E.I. Du Pont De Nemours & Co. ....    3,100         194,913
Praxair, Inc. ....................    3,100         173,600
                                              --------------
                                                    596,013
                                              --------------
CHEMICALS--SPECIALTY (0.4%)
Ferro Corp. ......................    1,700          63,006
                                              --------------
METALS & MINING (0.8%)
Keystone International, Inc.  ....    3,700         128,344
                                              --------------
PAPER (1.7%)
Kimberly Clark Corp. .............    4,900         243,775
Stone Container Corp. ............    3,300          47,231
                                              --------------
                                                    291,006
                                              --------------
 TOTAL BASIC MATERIALS............                1,078,369
                                              --------------
BUSINESS SERVICES (1.6%)
PRINTING, PUBLISHING,
 BROADCASTING (0.5%)
Clear Channel Communications,
 Inc.* ...........................    1,200          73,800
Intermedia Communications, Inc.* .      400          12,950
                                              --------------
                                                     86,750
                                              --------------
PROFESSIONAL SERVICES (1.1%)
Accustaff, Inc.* .................    2,500          59,219
Compuware Corp.* .................    2,600         124,150
                                              --------------
                                                    183,369
                                              --------------
 TOTAL BUSINESS SERVICES..........                  270,119
                                              --------------
CAPITAL GOODS (4.4%)
AEROSPACE (2.7%)
General Dynamics Corp. ...........    1,100          82,500
Lockheed Martin Corp. ............    2,600         269,262
Loral Space & Communications* ....    6,200          93,000
                                              --------------
                                                    444,762
                                              --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (1.3%)
Home Depot, Inc. .................    1,800         124,087
Lowe's Cos. ......................    2,500          92,813
                                              --------------
                                                    216,900
                                              --------------
MACHINERY (0.4%)
Case Corp. .......................    1,000          68,875
                                              --------------
 TOTAL CAPITAL GOODS..............                  730,537
                                              --------------
CONSUMER CYCLICALS (10.1%)
APPAREL & TEXTILES (2.6%)
Ann Taylor Stores Corp.* .........    2,900          56,550
Gucci Group N.V. .................    1,800         115,875
Gymboree Corp.* ..................    3,900          93,600
Reebok International Ltd. ........    3,500         163,625
                                              --------------
                                                    429,650
                                              --------------
AUTO RELATED (0.4%)
Hertz Corp., Class A* ............      100           3,600
Kwik-Fit Holdings plc ............   15,500          69,427
                                              --------------
                                                     73,027
                                              --------------
FOOD SERVICES, LODGING (3.2%)
Doubletree Corp.* ................      100           4,112
HFS, Inc.* .......................    4,300         249,400
Hilton Hotels Corp. ..............    1,900          50,469
Host Marriott Corp.* .............   10,000         178,125
Jarvis Hotels plc ................   22,400          51,845
                                              --------------
                                                    533,951
                                              --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.7%)
Sony Corp. .......................    1,300      $  113,359
                                              --------------
PHOTO & OPTICAL (0.6%)
Canon, Inc. ......................    4,000         108,934
                                              --------------
RETAIL--GENERAL (2.6%)
ADT Ltd.* ........................    3,000          99,000
Rite Aid Corp. ...................    4,200         209,475
Staples, Inc.* ...................    3,900          90,675
Storehouse plc ...................   10,600          33,227
                                              --------------
                                                    432,377
                                              --------------
 TOTAL CONSUMER CYCLICALS.........                1,691,298
                                              --------------
CONSUMER NON-CYCLICALS (18.3%)
BEVERAGES (1.8%)
Coca Cola Co. ....................    4,500         303,750
                                              --------------
DRUGS (2.4%)
Bristol-Myers Squibb Co. .........    4,000         324,000
Cardinal Health, Inc. ............    1,300          74,425
                                              --------------
                                                    398,425
                                              --------------
FOODS (1.1%)
Earthgrains Co. ..................      500          32,781
McCormick & Co., Inc. ............    4,000         101,000
Tyson Foods, Inc., Class A  ......    2,500          47,813
                                              --------------
                                                    181,594
                                              --------------
HOSPITAL SUPPLIES & SERVICES (4.3%)
Healthsouth Corp.* ...............    1,500          37,406
Horizon/CMS Healthcare Corp.* ....    4,900          98,306
Integrated Health Services, Inc.        900          34,650
Pacificare Health Systems, Inc.,
 Class A .........................    1,100          66,619
Pacificare Health Systems, Inc.,
 Class B* ........................      400          25,550
St. Jude Medical, Inc.* ..........    5,600         218,400
Tenet Healthcare Corp.* ..........    3,900         115,294
Uromed Corp.* ....................    2,600           9,100
Vencor, Inc.* ....................    2,600         109,850
                                              --------------
                                                    715,175
                                              --------------
RETAIL--FOOD (1.3%)
Safeway, Inc.* ...................    4,900         226,012
                                              --------------
SOAPS & TOILETRIES (6.8%)
Colgate Palmolive Co. ............    5,700         371,925
Estee Lauder Cos., Class A  ......    1,800          90,450
Gillette Co. .....................    3,100         293,725
Procter & Gamble Co. .............    1,800         254,250
Revlon, Inc., Class A* ...........    2,300         119,169
                                              --------------
                                                  1,129,519
                                              --------------
TOBACCO (0.6%)
Philip Morris Cos., Inc. .........    2,200          97,625
                                              --------------
 TOTAL CONSUMER NON-CYCLICALS ....                3,052,100
                                              --------------

CREDIT SENSITIVE (22.3%)
BANKS (4.8%)
BankBoston Corp. .................    1,300          93,681
Chase Manhattan Corp. ............    2,600         252,362
Comerica, Inc. ...................    2,600         176,800
Fleet Financial Group, Inc.  .....    2,300         145,475
Union Planters Corp. .............    2,700         140,063
                                              --------------
                                                    808,381
                                              --------------
FINANCIAL SERVICES (5.2%)
Advanta Corp., Class B ...........    3,100         110,631
American Express Co. .............    1,300          96,850


EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                     NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
--------------------------------- ----------- --------------
Conseco, Inc. ....................    5,300     $   196,100
First Data Corp. .................    4,900         215,294
Franklin Resources, Inc. .........    1,200          87,075
Household International, Inc.  ...      900         105,694
Morgan Stanley Dean Witter
 Discovery & Co. .................    1,300          55,981
                                              --------------
                                                    867,625
                                              --------------
INSURANCE (9.1%)
Allstate Corp. ...................    2,250         164,250
CIGNA Corp. ......................    1,400         248,500
Chubb Corp. ......................    1,800         120,375
Equitable of Iowa Cos. ...........    1,000          56,000
Hartford Financial Services
 Group, Inc.* ....................    2,300         190,325
Hartford Life, Inc., Class A  ....       50           1,875
Penncorp Financial Group, Inc.  ..    4,000         154,000
Reliastar Financial Corp. ........      100           7,312
Security-Connecticut Corp.  ......    1,400          77,087
Travelers Group, Inc. ............    2,600         163,963
Union des Assurances Federales ...      300          35,287
United Healthcare Corp. ..........    5,700         296,400
                                              --------------
                                                  1,515,374
                                              --------------
REAL ESTATE (1.6%)
DBS Land Ltd. ....................   14,000          44,261
Fannie Mae .......................    3,000         130,875
Wharf Holdings Ltd. ..............   23,000          99,751
                                              --------------
                                                    274,887
                                              --------------
UTILITY--TELEPHONE (1.6%)
MCI Communications Corp...........    2,600          99,531
Sprint Corp. .....................    3,100         163,138
                                              --------------
                                                    262,669
                                              --------------
 TOTAL CREDIT SENSITIVE ..........                3,728,936
                                              --------------
DIVERSIFIED (1.8%)
MISCELLANEOUS (1.8%)
Browning-Ferris Industries, Inc.      3,000          99,750
Tyco International Ltd. ..........    1,800         125,213
Waste Management, Inc. ...........    2,300          73,887
                                              --------------
 TOTAL DIVERSIFIED................                  298,850
                                              --------------
ENERGY (6.9%)
OIL--DOMESTIC (2.9%)
Apache Corp. .....................    1,800          58,500
Burlington Resources, Inc.  ......    2,200          97,075
Chevron Corp. ....................    1,300          96,119
Coastal Corp. ....................    3,700         196,793
Texaco, Inc. .....................      400          43,500
                                              --------------
                                                    491,987
                                              --------------
OIL--INTERNATIONAL (1.9%)
British Petroleum Co. (ADR)  .....    3,100         232,113
Diamond Offshore Drilling, Inc.* .    1,000          78,125
                                              --------------
                                                    310,238
                                              --------------
RAILROADS (2.1%)
Burlington Northern Santa Fe  ....    1,800     $   161,775
Wisconsin Central Transport
 Corp.* ..........................    5,100         189,975
                                              --------------
                                                    351,750
                                              --------------
 TOTAL ENERGY ....................                1,153,975
                                              --------------
TECHNOLOGY (18.2%)
ELECTRONICS (13.9%)
Adobe Systems, Inc. ..............    1,700          59,606
Analog Devices, Inc.* ............    3,000          79,687
BMC Software, Inc.* ..............    2,600         143,975
Computer Associates
 International, Inc. .............    3,100         172,631
Electronic Arts, Inc.* ...........    4,000         134,500
HBO & Co. ........................    3,000         206,625
Intel Corp. ......................    2,600         368,712
Microsoft, Inc.* .................    3,100         391,763
Oracle Corp.* ....................    6,500         327,438
Sun Microsystems, Inc.* ..........    1,400          52,106
Sybase, Inc.* ....................    2,500          37,188
United Technologies Corp. ........    4,200         348,600
                                              --------------
                                                  2,322,831
                                              --------------
OFFICE EQUIPMENT (1.7%)
Compaq Computer Corp.* ...........    2,600         258,050
DST Systems, Inc.* ...............    1,000          33,313
                                              --------------
                                                    291,363
                                              --------------
TELECOMMUNICATIONS (2.6%)
Aspect Telecommunications Corp.*      5,300         116,600
Lucent Technologies, Inc. ........    1,300          93,681
Qwest Communications
 International, Inc.* ............      100           2,725
Worldcom, Inc.* ..................    6,900         220,800
                                              --------------
                                                    433,806
                                              --------------
 TOTAL TECHNOLOGY ................                3,048,000
                                              --------------
TOTAL COMMON STOCKS (90.1%)
 (Cost $14,512,239) ..............               15,052,184

                                   PRINCIPAL
                                     AMOUNT
                                  -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (29.1%)
Federal Home Loan Bank
 (Discount Note), 7/1/97  ........ $2,800,000     2,800,000
Federal Home Loan Bank
 (Discount Note), 7/7/97 .........  2,050,000     2,048,155
                                                -------------
TOTAL SHORT-TERM DEBT SECURITIES
 (29.1%) (Amortized Cost
 $4,848,155)......................                4,848,155
                                                -------------
TOTAL INVESTMENTS (119.2%)
 (Cost/Amortized Cost
 $19,360,394).....................               19,900,339
OTHER ASSETS
 LESS LIABILITIES
 (-19.2%).........................               (3,198,560)
                                                -------------
NET ASSET VALUE (100%)  ..........              $16,701,779
                                                -------------

------------
*      Non-income producing
       Glossary:
       ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------
At June 30, 1997 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                     LOCAL
                                    CONTRACT     COST ON      U.S.$     UNREALIZED
                                     AMOUNT    ORIGINATION   CURRENT   APPRECIATION/
                                    (000'S)       DATE        VALUE   (DEPRECIATION)
                                  ---------- ------------- --------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/3/97 ...      24       $40,373     $40,376       $  3
Hong Kong Dollar, expiring
 7/3/97...........................     200        25,862      25,868          6
Japanese Yen, expiring 7/2/97 ....   6,184        53,978      53,977         (1)
Singapore Dollar, expiring
 7/3/97...........................      18        12,590      12,584         (6)
FOREIGN CURRENCY SALE CONTRACTS ..
Finnish Markka, expiring 7/1/97 ..      22         4,308       4,328        (20)
                                                                     ---------------
                                                                           $(18)
                                                                     ===============

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $15,236,355
U.S. Government securities......................           --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities        783,998
U.S. Government securities......................           --

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.. $   670,031
Aggregate gross unrealized depreciation..    (130,086)
                                         ------------
Net unrealized appreciation.............. $   539,945
                                         ============
Federal income tax cost of investments .. $19,360,394
                                         ============

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                     NUMBER       VALUE
                                    OF SHARES    (NOTE 1)
--------------------------------- ----------- ------------
COMMON STOCKS:
BASIC MATERIALS (5.5%)
CHEMICALS (2.8%)
Bayer AG (ADR) ...................      600     $  23,077
Dow Chemical Co. .................      500        43,562
E.I. Du Pont De Nemours & Co. ....      500        31,438
Eastman Chemical Co. .............      700        44,450
Hercules, Inc. ...................      800        38,300
Witco Corp. ......................      400        15,175
                                              ------------
                                                  196,002
                                              ------------
METALS & MINING (0.4%)
Freeport-McMoran Copper & Gold,
 Inc., Class A ...................      900        26,325
                                              ------------
PAPER (2.2%)
Chesapeake Corp. .................      400        13,500
Kimberly Clark Corp. .............      900        44,775
Temple-Inland, Inc. ..............      500        27,000
Weyerhaeuser Co. .................    1,400        72,800
                                              ------------
                                                  158,075
                                              ------------
STEEL (0.1%)
Carpenter Technology Corp.  ......      100         4,575
                                              ------------
 TOTAL BASIC MATERIALS ...........                384,977
                                              ------------
BUSINESS SERVICES (2.1%)
ENVIRONMENTAL CONTROL (0.3%)
Browning-Ferris Industries, Inc.        700        23,275
                                              ------------
PRINTING, PUBLISHING,
 BROADCASTING (1.1%)
Comcast Corp. ....................    1,300        27,787
McGraw Hill Cos., Inc. ...........      850        49,991
                                              ------------
                                                   77,778
                                              ------------
PROFESSIONAL SERVICES (0.7%)
Deluxe Corp. .....................      600        20,475
NCR Corp.* .......................      900        26,775
                                              ------------
                                                   47,250
                                              ------------
 TOTAL BUSINESS SERVICES .........                148,303
                                              ------------
CAPITAL GOODS (4.9%)
AEROSPACE (1.0%)
Lockheed Martin Corp. ............      500        51,781
Northrop Grumman Corp. ...........      200        17,563
                                              ------------
                                                   69,344
                                              ------------
BUILDING MATERIALS & FOREST
 PRODUCTS (1.3%)
Lowe's Cos. ......................      900        33,412
Masco Corp. ......................      300        12,525
PPG Industries, Inc. .............      500        29,063
Rayonier, Inc. ...................      400        16,825
                                              ------------
                                                   91,825
                                              ------------
ELECTRICAL EQUIPMENT (1.7%)
Cooper Industries, Inc. ..........      700        34,825
Emerson Electric Co. .............      400        22,025
General Electric Co. .............      400        26,150
Rockwell International Corp.  ....      200        11,800
Siebe plc ........................    1,630        27,630
                                              ------------
                                                  122,430
                                              ------------
MACHINERY (0.9%)
Deere & Co. ......................      700        38,412
New Holland N.V. .................      800        21,900
                                              ------------
                                                   60,312
                                              ------------
 TOTAL CAPITAL GOODS .............                343,911
                                              ------------
CONSUMER CYCLICALS (6.6%)
AIRLINES (0.7%)
Delta Airlines, Inc. .............      600     $  49,200
                                              ------------
AUTO RELATED (1.4%)
Eaton Corp. ......................      400        34,925
Lear Corp.* ......................      300        13,313
TRW Inc. .........................      900        51,131
                                              ------------
                                                   99,369
                                              ------------
AUTOS & TRUCKS (1.6%)
Ford Motor Co. ...................    1,200        45,300
General Motors Corp. .............      800        44,550
General Motors Corp., Class H  ...      400        23,100
                                              ------------
                                                  112,950
                                              ------------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Tupperware Corp. .................      800        29,200
Whirlpool Corp. ..................      800        43,650
                                              ------------
                                                   72,850
                                              ------------
PHOTO & OPTICAL (1.0%)
Eastman Kodak Co. ................      550        42,212
Polaroid Corp. ...................      500        27,750
                                              ------------
                                                   69,962
                                              ------------
RETAIL--GENERAL (0.9%)
K-Mart Corp.* ....................    1,400        17,150
Sears Roebuck & Co. ..............      800        43,000
                                              ------------
                                                   60,150
                                              ------------
 TOTAL CONSUMER CYCLICALS ........                464,481
                                              ------------
CONSUMER NON-CYCLICALS (8.6%)
BEVERAGES (1.3%)
Anheuser-Busch Cos., Inc. ........      900        37,744
Cadbury Schweppes plc ............    1,200        10,710
Cadbury Schweppes plc (ADR)  .....      300        10,987
Whitman Corp. ....................    1,400        33,600
                                              ------------
                                                   93,041
                                              ------------
CONTAINERS (0.6%)
Crown Cork & Seal Co., Inc.  .....      800        42,750
                                              ------------
DRUGS (2.3%)
American Home Products Corp.  ....      500        38,250
Bristol-Myers Squibb Co. .........      600        48,600
Glaxo Wellcome plc (ADR) .........      350        14,635
Pharmacia & Upjohn, Inc. .........    1,700        59,075
                                              ------------
                                                  160,560
                                              ------------
FOODS (1.5%)
Dole Food Co. ....................      400        17,100
Flowers Industries, Inc. .........      850        14,291
General Mills, Inc. ..............      600        39,075
Sara Lee Corp. ...................      900        37,462
                                              ------------
                                                  107,928
                                              ------------
HOSPITAL SUPPLIES & SERVICES (0.8%)
Baxter International, Inc.  ......    1,100        57,475
                                              ------------
SOAPS & TOILETRIES (0.6%)
Colgate Palmolive Co. ............      600        39,150
                                              ------------
TOBACCO (1.5%)
Gallaher Group plc (ADR)* ........      700        12,906
Philip Morris Cos., Inc. .........    1,400        62,125
RJR Nabisco Holdings Corp.  ......      900        29,700
                                              ------------
                                                  104,731
                                              ------------
 TOTAL CONSUMER NON-CYCLICALS  ...                605,635
                                              ------------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                     NUMBER       VALUE
                                    OF SHARES    (NOTE 1)
--------------------------------- ----------- ------------
CREDIT SENSITIVE (17.8%)
BANKS (7.1%)
Banc One Corp. ...................    1,600     $   77,500
Bank of New York Co., Inc.  ......      600         26,100
Bankers Trust New York Corp.  ....      400         34,800
Fleet Financial Group, Inc.  .....    1,050         66,412
Huntington Bancshares, Inc.  .....      400         11,750
J.P. Morgan & Co. ................      600         62,625
KeyCorp ..........................      700         39,113
Mercantile Bancorp, Inc. .........      450         27,338
Nationsbank Corp. ................      600         38,700
Norwest Corp. ....................      500         28,125
Old Kent Financial Corp. .........      205         11,070
PNC Bank Corp. ...................    1,200         49,950
Southtrust Corp. .................      100          4,137
Synovus Financial Corp. ..........      700         19,294
                                              ------------
                                                   496,914
                                              ------------
FINANCIAL SERVICES (0.7%)
Beneficial Corp. .................      300         21,319
Household International, Inc.  ...      100         11,744
Salomon, Inc. ....................      300         16,687
                                              ------------
                                                    49,750
                                              ------------
INSURANCE (1.5%)
American General Corp. ...........      900         42,975
Aon Corp. ........................      850         43,987
CIGNA Corp. ......................       70         12,425
St. Paul Cos. ....................      100          7,625
                                              ------------
                                                   107,012
                                              ------------
REAL ESTATE (0.8%)
Beacon Properties Corp. ..........      800         26,700
Duke Realty Investment, Inc.  ....      200          8,100
Equity Residential Property
 Trust............................      400         19,000
LTC Properties, Inc. .............      300          5,437
                                              ------------
                                                    59,237
                                              ------------
UTILITY--ELECTRIC (2.0%)
Baltimore Gas & Electric Co.  ....      400         10,675
Carolina Power & Light Co.  ......      200          7,175
Central & South West Corp.  ......      750         15,938
Cinergy Corp. ....................      400         13,925
Duke Energy Corp. ................      936         44,846
OGE Energy Corp. .................      500         22,750
Potomac Electric Power Co.  ......      600         13,875
Public Service Co. of Colorado  ..      300         12,450
                                              ------------
                                                   141,634
                                              ------------
UTILITY--GAS (0.5%)
Pacific Enterprises ..............    1,100         36,988
                                              ------------
UTILITY--TELEPHONE (5.2%)
AT&T Corp. .......................      800         28,050
Ameritech Corp. ..................      700         47,556
Bell Atlantic Corp. ..............      700         53,112
Bellsouth Corp. ..................      900         41,738
Nynex Corp. ......................      700         40,338
SBC Communications, Inc. .........    1,300         80,437
Sprint Corp. .....................    1,400         73,675
                                              ------------
                                                   364,906
                                              ------------
 TOTAL CREDIT SENSITIVE ..........               1,256,441
                                              ------------
DIVERSIFIED (1.4%)
MISCELLANEOUS (1.4%)
Fortune Brands, Inc. .............      800         29,850
Minnesota Mining & Manufacturing
 Co. .............................      700         71,400
                                              ------------
 TOTAL DIVERSIFIED................                 101,250
                                              ------------
ENERGY (7.9%)
OIL--DOMESTIC (3.8%)
Amoco Corp. ......................      600     $   52,162
Atlantic Richfield Co. ...........      400         28,200
Exxon Corp. ......................    1,300         79,950
Mobil Corp. ......................    1,100         76,863
Occidental Petroleum Corp.  ......    1,300         32,581
                                              ------------
                                                   269,756
                                              ------------
OIL--INTERNATIONAL (2.4%)
British Petroleum Co. (ADR)  .....      500         37,437
ENI S.p.A. (ADR) .................       75          4,266
Elf Acquitaine S.A. (ADR) ........      900         48,994
Total S.A. (ADR) .................    1,000         50,625
Veba AG ..........................      200         11,300
YPF S.A. (ADR) ...................      600         18,450
                                              ------------
                                                   171,072
                                              ------------
RAILROADS (1.7%)
Burlington Northern Santa Fe  ....      300         26,963
CSX Corp. ........................      800         44,400
Norfolk Southern Corp. ...........      200         20,150
Union Pacific Corp. ..............      400         28,200
                                              ------------
                                                   119,713
                                              ------------
 TOTAL ENERGY ....................                 560,541
                                              ------------
TECHNOLOGY (3.4%)
ELECTRONICS (0.9%)
Computer Associates
 International, Inc. .............     500          27,844
Intel Corp. ......................     100          14,181
Texas Instruments, Inc. ..........     300          25,219
                                              ------------
                                                    67,244
                                              ------------
OFFICE EQUIPMENT (2.2%)
Hewlett Packard Co. ..............     700          39,200
International Business Machines
 Corp. ...........................     700          63,131
Xerox Corp. ......................     650          51,269
                                              ------------
                                                   153,600
                                              ------------
TELECOMMUNICATIONS (0.3%)
Motorola, Inc. ...................     240          18,240
                                              ------------
 TOTAL TECHNOLOGY ................                 239,084
                                              ------------
TOTAL COMMON STOCKS (58.2%)
 (Cost $3,833,471) ...............               4,104,623
                                              ------------
PREFERRED STOCKS:
CREDIT SENSITIVE (0.1%)
FINANCIAL SERVICES (0.1%)
K-Mart Financing
 (Cost $5,755)....................     100           5,487
                                              ------------
CONVERTIBLE PREFERRED
 STOCKS:
BASIC MATERIALS (0.3%)
METALS & MINING (0.3%)
Freeport-McMoran Copper &
 Gold, Inc.*
 (Cost $19,373) ..................     700          19,163
                                              ------------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                    PRINCIPAL     VALUE
                                     AMOUNT      (NOTE 1)
--------------------------- -----------------------------
CALL OPTIONS PURCHASED:
Japanese Currency,
 August @ 112.10* ..........  JPY     36,000   $       841
U.S. Treasury Bond,
 July @ 98.00* .............   $      46,000           312
                                              ------------
TOTAL OPTIONS (0.0%)
 (Cost $937)................                         1,153
                                              ------------
LONG-TERM DEBT SECURITIES:
CREDIT SENSITIVE (29.8%)
BANKS (0.4%)
Bancomext Trust
 8.00%, 8/5/03 .............          30,000        29,129
                                              ------------
FOREIGN GOVERNMENT (2.6%)
Government of Australia
 12.00%, 11/15/01 ..........  AUD     50,000        45,900
Kingdom of Denmark
 8.00%, 3/15/06 ............  DKK     55,000         9,328
Republic of Bulgaria Series
 PDI 6.563%, 7/28/11 .......   $      33,000        22,894
Republic of Russia
 PO 00.00%, 12/15/20 .......          37,000        24,605
Republic of South Africa
 13.00%, 8/31/10 ...........  ZAR     97,000        19,569
United Kingdom Treasury
 7.50%, 12/7/06 ............  GBP     36,000        61,881
                                              ------------
                                                   184,177
                                              ------------
U.S. GOVERNMENT (17.1%)
U.S. Treasury Bond
 8.125%, 8/15/19 ...........   $     486,000       554,344
U.S. Treasury Note
 6.375%, 4/30/99 ...........         645,000       648,629
                                              ------------
                                                 1,202,973
                                              ------------
U.S. GOVERNMENT AGENCIES (8.5%)
Government National
 Mortgage Association
 7.50%, 4/15/27 ............         104,312       104,703
Government National
 Mortgage Association
 7.50%, 5/15/27 ............   $     494,982   $   496,840
                                              ------------
                                                   601,543
                                              ------------
UTILITY--ELECTRIC (1.2%)
Transamerica Energy
 0.00%, 6/15/02 (d)
 +(s)  .....................         115,000        84,237
                                              ------------
 TOTAL CREDIT SENSITIVE  ...                     2,102,059
                                              ------------
TOTAL LONG-TERM DEBT SECURITIES (29.8%)
 (Cost $2,092,402) ...........................   2,102,059
                                              ------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (13.6%)
 Chase Securities, Inc.
  5.90%, dated 6/30/97,
  due 7/1/97, to be
  repurchased at $962,158,
  collateralized by
  $654,000 of U.S. Treasury
  Bonds, 11.25% due
  2/15/15, valued at
  $978,395
  (Cost $962,000)...........         962,000       962,000
                                              ------------
TOTAL INVESTMENTS (102.0%)
 (Cost $6,913,938) .........                     7,194,485
                                              ------------
CALL OPTIONS WRITTEN*(c):
Japanese Currency: (0.0%)
 August @ 109.10
 (Premiums Received $276)  .  JPY     18,000          (783)
                                              ------------
OTHER ASSETS
 LESS LIABILITIES (-2.0%)  .                      (143,046)
                                              ------------
NET ASSET VALUE (100%)  ....                    $7,050,656
                                              ============

------------
*       Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997 these securities amounted to $84,237 or 1.2% of net assets.
(s)     Illiquid security: is not actively traded.
(c) Covered call option contracts written in connection with securities held.
(d) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
        Glossary:
        ADR--American Depositary Receipt
        PDI--Past Due Interest Bond
        PO--Principal Only
        AUD--Australian Dollar
        GBP--British Pound
        DKK--Danish Krone
        JPY--Japanese Yen
        ZAR--South African Rand

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------
At June 30, 1997 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                           LOCAL
                                          CONTRACT     COST ON      U.S.$     UNREALIZED
                                           AMOUNT    ORIGINATION   CURRENT   APPRECIATION/
                                          (000'S)       DATE        VALUE   (DEPRECIATION)
                                        ---------- ------------- --------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 9/17/97  ...       22     $ 17,014    $ 16,858      $  (156)
British Pound, expiring 7/1/97-7/7/97  .       39       63,776      64,982        1,206
Canadian Dollar, expiring 9/17/97  .....       38       27,341      27,292          (49)
German Mark, expiring 9/17/97 ..........       15        8,678       8,535         (143)
Italian Lira, expiring 9/17/97 .........   80,000       47,114      46,960         (154)
Japanese Yen, expiring 7/1/97-9/17/97  .    6,939       62,152      61,896         (256)
Polish Zlotey, expiring 12/1/97  .......       58       15,855      16,538          683
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar, expiring 9/17/97  ...       82       61,789      61,988         (199)
British Pound, expiring 7/1/97-9/17/97         76      124,123     126,396       (2,273)
Danish Krone, expiring 9/17/97 .........       62        9,654       9,386          268
German Mark, expiring 7/30/97-9/17/97  .      118       68,528      68,041          487
Italian Lira, expiring 9/17/97 .........   79,000       47,200      46,373          827
Japanese Yen, expiring 7/1/97-9/17/97  .    5,588       47,663      48,992       (1,329)
                                                                           ---------------
                                                                                $(1,088)
                                                                           ===============

Transactions in options written for the period from May 1, 1997 to June 30, 1997 are summarized as follows: (Note 1)

                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                   ------------ ----------
Options outstanding--May 1, 1997  .   --              --
Options written ...................  JPY 18,000     $276
                                   ------------ ----------
Options outstanding June 30, 1997    JPY 18,000     $276
                                   ============ ==========

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $4,525,939
U.S. Government securities......................   2,148,450
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities       380,114
U.S. Government securities .....................     356,837

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation . $  307,213
Aggregate gross unrealized depreciation      (26,666)
                                         -----------
Net unrealized appreciation.............. $  280,547
                                         ===========
Federal income tax cost of investments .. $6,913,938
                                         ===========

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS (7.8%)
CHEMICALS (3.7%)
E.I. Du Pont De Nemours & Co. ...    2,944     $   185,104
Eastman Chemical Co. ............    2,694         171,069
Hercules, Inc. ..................    2,530         121,124
Witco Corp. .....................    5,530         209,794
                                             --------------
                                                   687,091
                                             --------------

METALS & MINING (0.9%)
Freeport-McMoran Copper & Gold,
 Inc., Class A ..................    5,762         168,538
                                             --------------
PAPER (3.2%)
Kimberly Clark Corp. ............    5,902         293,625
Temple-Inland, Inc. .............    1,410          76,140
Weyerhaeuser Co. ................    4,618         240,136
                                             --------------
                                                   609,901
                                             --------------
 TOTAL BASIC MATERIALS ..........                1,465,530
                                             --------------
BUSINESS SERVICES (1.7%)
PRINTING, PUBLISHING,
 BROADCASTING (1.0%)
McGraw Hill Cos., Inc. ..........    3,108         182,789
                                             --------------
PROFESSIONAL SERVICES (0.7%)
NCR Corp.* ......................    4,386         130,484
                                             --------------
 TOTAL BUSINESS SERVICES ........                  313,273
                                             --------------
CAPITAL GOODS (7.6%)
AEROSPACE (0.9%)
Northrop Grumman Corp. ..........    1,942         170,532
                                             --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (2.8%)
Armstrong World Industries,
 Inc.............................    2,180         159,957
Lowe's Cos. .....................    4,735         175,787
Masco Corp. .....................    4,562         190,464
                                             --------------
                                                   526,208
                                             --------------
ELECTRICAL EQUIPMENT (2.2%)
Cooper Industries, Inc. .........    3,281         163,230
General Signal Corp. ............    2,540         110,807
Rockwell International Corp.  ...    2,241         132,219
                                             --------------
                                                   406,256
                                             --------------
MACHINERY (1.7%)
New Holland N.V. ................    6,857         187,710
Tenneco, Inc. ...................    2,965         133,981
                                             --------------
                                                   321,691
                                             --------------
 TOTAL CAPITAL GOODS ............                1,424,687
                                             --------------
CONSUMER CYCLICALS (13.2%)
AIRLINES (0.8%)
Delta Airlines, Inc. ............    1,720         141,040
                                             --------------
AUTO RELATED (4.1%)
Dana Corp. ......................    3,691         140,258
Eaton Corp. .....................    1,369         119,531
Goodyear Tire & Rubber Co.  .....    2,423         153,406
Lear Corp.* .....................    2,633         116,839
TRW Inc. ........................    4,135         234,920
                                             --------------
                                                   764,954
                                             --------------
AUTOS & TRUCKS (2.6%)
Ford Motor Co. ..................    3,970         149,868
General Motors Corp. ............    3,436         191,342
General Motors Corp., Class H  ..    2,589         149,515
                                             --------------
                                                   490,725
                                             --------------
HOUSEHOLD FURNITURE, APPLIANCES (1.7%)
Tupperware Corp. ................    5,035     $   183,778
Whirlpool Corp. .................    2,555         139,407
                                             --------------
                                                   323,185
                                             --------------
PHOTO & OPTICAL (2.1%)
Eastman Kodak Co. ...............    1,091          83,734
Polaroid Corp. ..................    5,638         312,909
                                             --------------
                                                   396,643
                                             --------------
RETAIL--GENERAL (1.9%)
K-Mart Corp.* ...................   15,340         187,915
Sears Roebuck & Co. .............    3,027         162,701
                                             --------------
                                                   350,616
                                             --------------
 TOTAL CONSUMER CYCLICALS  ......                2,467,163
                                             --------------
CONSUMER NON-CYCLICALS (12.8%)
BEVERAGES (1.2%)
Anheuser-Busch Cos., Inc.  ......    2,662         111,638
Whitman Corp. ...................    5,192         124,608
                                             --------------
                                                   236,246
                                             --------------
CONTAINERS (1.8%)
Crown Cork & Seal Co., Inc.  ....    2,837         151,602
Owens Illinois, Inc.* ...........    6,027         186,837
                                             --------------
                                                   338,439
                                             --------------
DRUGS (3.6%)
American Home Products Corp.  ...    2,576         197,064
Bristol-Myers Squibb Co. ........    2,291         185,571
Pharmacia & Upjohn, Inc. ........    8,198         284,880
                                             --------------
                                                   667,515
                                             --------------
FOODS (1.7%)
General Mills, Inc. .............    2,474         161,119
Sara Lee Corp. ..................    3,802         158,258
                                             --------------
                                                   319,377
                                             --------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Baxter International, Inc.  .....    5,382         281,210
                                             --------------
SOAPS & TOILETRIES (0.9%)
Colgate Palmolive Co. ...........    2,567         167,497
                                             --------------
TOBACCO (2.1%)
Gallaher Group plc (ADR)*  ......    2,489          45,891
Philip Morris Cos., Inc. ........    4,947         219,523
RJR Nabisco Holdings Corp.  .....    3,810         125,730
                                             --------------
                                                   391,144
                                             --------------
 TOTAL CONSUMER NON-CYCLICALS ...                2,401,428
                                             --------------
CREDIT SENSITIVE (20.7%)
BANKS (10.1%)
Banc One Corp. ..................    4,085         197,867
Bankers Trust New York Corp.  ...    1,855         161,385
First Tennessee National Corp.  .      886          42,528
Fleet Financial Group, Inc.  ....    3,645         230,546
Huntington Bancshares, Inc.  ....    1,385          40,684
J.P. Morgan & Co. ...............    3,073         320,744
KeyCorp .........................    2,689         150,248
Mellon Bank Corp. ...............    2,085          94,086
Mercantile Bancorp, Inc. ........    1,160          70,470
Old Kent Financial Corp. ........      864          46,643
PNC Bank Corp. ..................    7,336         305,361
Regions Financial Corp. .........    1,925          60,878
Summit Bancorp ..................    1,678          84,110
Union Planters Corp. ............    1,665          86,372
                                             --------------
                                                 1,891,922
                                             --------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                    NUMBER        VALUE
                                   OF SHARES     (NOTE 1)
-------------------------------- ----------- --------------
FINANCIAL SERVICES (1.1%)
Beneficial Corp. ................    1,034    $     73,479
Salomon, Inc. ...................    2,178         121,151
                                             --------------
                                                   194,630
                                             --------------
INSURANCE (2.4%)
American General Corp. ..........    3,793         181,116
Aon Corp. .......................    3,967         205,292
CIGNA Corp. .....................      378          67,095
                                             --------------
                                                   453,503
                                             --------------
UTILITY--ELECTRIC (0.7%)
Duke Energy Corp. ...............    2,800         134,238
                                             --------------
UTILITY--TELEPHONE (6.4%)
Ameritech Corp. .................    2,599         176,569
AT&T Corp. ......................    3,017         105,783
Bellsouth Corp. .................    4,461         206,879
SBC Communications, Inc. ........    4,026         249,109
Sprint Corp. ....................    6,673         351,167
U.S. West Communications Group  .    3,070         115,701
                                             --------------
                                                 1,205,208
                                             --------------
 TOTAL CREDIT SENSITIVE .........                3,879,501
                                             --------------
DIVERSIFIED (2.5%)
MISCELLANEOUS (2.5%)
Fortune Brands, Inc. ............    3,439         128,318
Minnesota Mining & Manufacturing
 Co. ............................    3,322         338,844
                                             --------------
                                                   467,162
                                             --------------

ENERGY (11.1%)
OIL--DOMESTIC (5.0%)
Amoco Corp. .....................    2,400         208,650
Atlantic Richfield Co. ..........    1,191          83,965
Coastal Corp. ...................    2,303         122,491
Exxon Corp. .....................    2,670         164,205
Mobil Corp. .....................    2,723         190,270
Occidental Petroleum Corp.  .....    6,361         159,422
                                             --------------
                                                   929,003
                                             --------------
OIL--INTERNATIONAL (3.8%)
British Petroleum Co. (ADR)  ....    2,496         186,888
ENI S.p.A. (ADR) ................      600          34,125
Elf Acquitaine S.A. (ADR)  ......    4,300         234,081
Total S.A. (ADR) ................    3,761         190,401
YPF S.A. (ADR) ..................    2,318          71,278
                                             --------------
                                                   716,773
                                             --------------
RAILROADS (2.3%)
Canadian National Railway Co.  ..    2,024    $     88,550
Norfolk Southern Corp. ..........    1,649         166,137
Union Pacific Corp. .............    2,530         178,365
                                             --------------
                                                   433,052
                                             --------------
 TOTAL ENERGY ...................                2,078,828
                                             --------------
TECHNOLOGY (8.8%)
ELECTRONICS (5.9%)
Computer Associates
 International, Inc. ............    3,281         182,711
Intel Corp. .....................    1,008         142,947
International Business Machines
 Corp. ..........................    4,008         361,471
Motorola, Inc. ..................    2,340         177,840
Texas Instruments, Inc. .........    1,420         119,369
United Technologies Corp.  ......    1,338         111,054
                                             --------------
                                                 1,095,392
                                             --------------
OFFICE EQUIPMENT (2.9%)
Hewlett Packard Co. .............    3,573         200,088
Xerox Corp. .....................    4,273         337,033
                                             --------------
                                                   537,121
                                             --------------
 TOTAL TECHNOLOGY ...............                1,632,513
                                             --------------
TOTAL COMMON STOCKS (86.2%)
 (Cost $15,778,696) .............               16,130,085
                                             --------------
PREFERRED STOCKS:
CAPITAL GOODS (0.8%)
MACHINERY (0.8%)
Case Corp. (Cost $141,177)  .....      959         151,282

                                PRINCIPAL
                                  AMOUNT
                              ------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (18.7%)
 Chase Securities, Inc.
  5.90%, dated 6/30/97, due
  7/1/97, to be repurchased
  at $3,508,575,
  collateralized by
  $2,384,000 of U.S. Treasury
  Bonds,
  11.25% due 2/15/15,
  valued at $3,501,128
  (Cost $3,508,000)...........  $3,508,000     3,508,000
                                           -------------
TOTAL INVESTMENTS (105.7%)
 (Cost $19,427,873) ..........                19,789,367
OTHER ASSETS
 LESS LIABILITIES (-5.7%)  ...                (1,069,580)
                                           -------------
NET ASSET VALUE (100%) .......               $18,719,787
                                           =============

------------
*      Non-income producing
       Glossary:
       ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $16,534,976
U.S. Government securities......................           --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities        651,447
U.S. Government securities .....................           --

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

 Aggregate gross unrealized appreciation .$   479,496
Aggregate gross unrealized depreciation      (118,002)
                                         ------------
Net unrealized appreciation.............. $   361,494
                                         ============
Federal income tax cost of investments .. $19,427,873
                                         ============

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                    NUMBER        VALUE
                                   OF SHARES    (NOTE 1)
-------------------------------- ----------- -------------
COMMON STOCKS:
AUSTRALIA & NEW ZEALAND (1.4%)
AUSTRALIA (1.4%)
QBE Insurance Group Ltd. ........   18,129     $  109,536
Westpac Banking Corp. ...........    9,711         58,454
                                             -------------
  TOTAL AUSTRALIA &
  NEW ZEALAND ...................                 167,990
                                             -------------
CANADA (5.7%)
Bank of Nova Scotia .............    3,909        171,280
Cae, Inc. .......................    7,700         61,343
Magna International, Inc.,
 Class A ........................    1,748        105,208
National Bank of Canada .........   13,032        163,283
Newbridge Networks Corp.*  ......      500         21,438
Northern Telecom Ltd. ...........    1,919        172,964
                                             -------------
 TOTAL CANADA ...................                 695,516
                                             -------------
JAPAN (13.8%)
Canon, Inc. .....................    7,000        190,634
Circle K Japan Co., Ltd. ........    2,000        114,869
Fuji Photo Film Co. .............    3,000        120,717
Hirose Electric .................      600         41,164
Kao Corp. .......................    9,000        124,907
Keyence Corp. ...................      700        103,871
Matsushita Electric Works Ltd.  .    9,000        102,126
NEC Corp. .......................   12,000        167,591
Rohm Co. ........................    1,000        102,998
Sankyo Co. ......................    4,000        134,422
Shin-Etsu Chemical Co. ..........    4,000        106,141
Sony Corp. ......................    2,400        209,279
Taisho Pharmaceutical Co.  ......    2,000         53,943
Tokyo Electron Ltd. .............    2,000         95,666
                                             -------------
 TOTAL JAPAN ....................               1,668,328
                                             -------------
LATIN AMERICA (1.9%)
BRAZIL (0.2%)
Unibanco (GDR)* .................      700         25,988
                                             -------------
MEXICO (1.7%)
Alfa S.A., Class A ..............    8,300         56,715
Cemex S.A. CPO ..................   15,700         67,297
Femsa S.A., Class B .............    5,600         33,394
Panamerican Beverages, Inc.  ....    1,349         44,348
                                             -------------
                                                  201,754
                                             -------------
 TOTAL LATIN AMERICA ............                 227,742
                                             -------------
OTHER EUROPEAN COUNTRIES (41.3%)
FRANCE (11.5%)
Cie Generale des Eaux ...........    1,326        169,962
Dexia France ....................      814         79,256
Elf Acquitaine S.A. .............    1,358        146,556
Lafarge S.A. ....................    1,894        117,837
Michelin, Class B ...............    2,207        132,577
SGS-Thomson Microelectronics
 N.V.* ..........................    2,119        169,520
Scor ............................    3,123        125,777
Societe Generale Paris ..........    1,392        155,438
Television Francaise ............    1,072         95,801
Total S.A., Class B .............    1,950        197,168
                                             -------------
                                                1,389,892
                                             -------------
GERMANY (7.5%)
Altana AG .......................      152     $  163,042
Bayer AG ........................    4,419        170,337
Bayerische Motoren Werek
 (BMW) AG .......................      210        173,218
Deutsche Telekom AG .............    7,490        184,098
Siemens AG ......................    2,081        124,680
Veba AG .........................    1,735         98,028
                                             -------------
                                                  913,403
                                             -------------
IRELAND (2.9%)
Allied Irish Banks plc ..........   14,686        113,619
Bank of Ireland .................   10,583        116,165
CRH plc .........................   11,122        116,524
                                             -------------
                                                  346,308
                                             -------------
ITALY (2.7%)
ENI S.p.A. ......................   39,242        222,218
Gucci Group N.V. ................    1,623        104,481
                                             -------------
                                                  326,699
                                             -------------
NETHERLANDS (7.2%)
ABN-Amro Holdings N.V. ..........    5,628        105,025
Akzo Nobel N.V. .................      819        112,329
ING Groep N.V. ..................    3,657        168,744
KLM Royal Dutch Airlines N.V. ...    3,305        101,949
Philips Electronics N.V. ........    2,717        194,774
Unilever N.V. ...................      490        103,232
Vandex International N.V.  ......    1,608         88,135
                                             -------------
                                                  874,188
                                             -------------
POLAND (0.1%)
Bank Handlowy (GDS) +(s) ........      600          7,350
                                             -------------
PORTUGAL (1.2%)
Banco Totta & Acores S.A.,
 Class B ........................    1,000         16,715
Electricidade de Portugal S.A.*        600         11,014
Portugal Telecom S.A. ...........    2,797        112,866
                                             -------------
                                                  140,595
                                             -------------
SWITZERLAND (8.2%)
ABB AG (Bearer) .................       64         96,877
CIBA Specialty Chemicals AG*  ...    1,773        163,942
Fischer (Georg) AG (Bearer)  ....       62         86,205
Julius Baer Holding AG ..........       53         81,134
Nestle S.A. (Registered) ........      130        171,493
Novartis AG .....................       66        105,510
Swiss Reinsurance Co.
 (Registered) ...................       97        137,195
Union Bank of Switzerland
 (Bearer) .......................      131        149,842
                                             -------------
                                                  992,198
                                             -------------
 TOTAL OTHER EUROPEAN  COUNTRIES                4,990,633
                                             -------------
SCANDINAVIA (3.7%)
SWEDEN (3.7%)
ABB AB, Class A .................      554          7,773
Astra AB, Class A ...............    7,428        138,309
Ericsson LM, Class B ............    3,463        136,356
Pharmacia & Upjohn, Inc. ........    1,625         54,844

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                    NUMBER        VALUE
                                   OF SHARES    (NOTE 1)
-------------------------------- ----------- -------------
Sandvik AB, Class B .............    3,515    $    99,769
Skandia Forsakrings AB ..........      469         17,284
                                             -------------
 TOTAL SCANDINAVIA ..............                 454,335
                                             -------------
SOUTHEAST ASIA (3.9%)
HONG KONG (3.3%)
Dao Heng Bank Group Ltd. ........    9,500         51,992
First Pacific Co. ...............   71,000         90,728
Guoco Group Ltd. ................    8,000         42,131
HSBC Holdings plc ...............    3,800        114,285
Hutchison Whampoa Ltd. ..........   12,000        103,778
                                             -------------
                                                  402,914
                                             -------------
MALAYSIA (0.3%)
Malaysia Assurance Alliance Bhd.     5,300         30,867
                                             -------------
SINGAPORE (0.3%)
Cycle & Carriage Ltd. ...........    3,000         31,055
                                             -------------
 TOTAL SOUTHEAST ASIA ...........                 464,836
                                             -------------
UNITED KINGDOM (10.9%)
Avis Europe plc* ................   38,382         86,918
B.A.T. Industries plc ...........   17,035        152,463
British Petroleum Co. ...........    9,207        114,520
Burmah Castrol plc ..............    3,622         61,275
General Electric Co., plc  ......   16,483         98,531
Glaxo Wellcome plc ..............    5,027        104,004
Norwich Union plc*+Section  .....    6,900         36,651
Rio Tinto plc....................    6,371        111,017
Scottish Power plc ..............   18,000        116,891
Shell Transport & Trading Co.
 plc ............................   17,205        117,458
Smiths Industries plc ...........    7,052         90,182
Tomkins plc .....................   17,933         77,637
Vodafone Group plc ..............   31,177        152,106
                                             -------------
 TOTAL UNITED KINGDOM ...........               1,319,653
                                             -------------
TOTAL COMMON STOCKS (82.6%)
 (Cost $9,532,878) ..............               9,989,033
                                             -------------
PREFERRED STOCKS:
LATIN AMERICA (0.3%)
BRAZIL (0.3%)
Uniao de Bancos Brasileiros  ....    1,200         44,017
                                             -------------
SCANDINAVIA (1.2%)
FINLAND (1.2)
Nokia AB ........................    1,896    $   141,697
                                             -------------
TOTAL PREFERRED STOCKS (1.5%)
 (Cost $174,043) ................                 185,714
                                             -------------
                                  PRINCIPAL
                                    AMOUNT
                                ------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (12.5%)
Chase Securities, Inc.
 5.90%, dated 6/30/97,
 due 7/1/97, to be
 repurchased at $1,515,248,
 collateralized by $1,030,000
 of U.S. Treasury Bonds,
 11.25% due 2/15/15,
 valued at $1,540,897
 (Cost $1,515,000) .............  $1,515,000    1,515,000
                                             ------------
TOTAL INVESTMENTS (96.6%)
 (Cost $11,221,921) ............               11,689,747
OTHER ASSETS
 LESS LIABILITIES (3.4%) .......                  410,028
                                             ------------
NET ASSETS (100%) ..............              $12,099,775
                                             ============

---------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity
 Investments
Basic Materials...............           4.8%
Business Services ............           3.1
Capital Goods ................          12.4
Consumer Cyclicals ...........          15.2
Consumer Non-Cyclicals .......          16.8
Credit Sensitive
 Banks........................  15.1
 Financial Services...........   3.0
 Insurance....................   4.2
 Utility--Electric............   1.3
 Utility--Telephone...........   4.7
                              ------
Total Credit Sensitive........          28.3
Energy .......................           9.4
Technology ...................          10.0
                                     -------
                                       100.0%
                                     =======

------------
*       Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997 these securities amounted to $44,001 or 0.4% of net assets.
(s)     Illiquid security: is not actively traded.
        Glossary:
        CPO--Certificate of Participation
        GDR--Global Depositary Receipt
        GDS--Global Depositary Share

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------
At June 30, 1997 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                            LOCAL
                                           CONTRACT     COST ON      U.S.$     UNREALIZED
                                            AMOUNT    ORIGINATION   CURRENT   APPRECIATION/
                                           (000'S)       DATE        VALUE   (DEPRECIATION)
                                         ---------- ------------- --------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 7/7/97  .....       20     $ 15,024    $ 15,019       $  (5)
British Pound, expiring 7/2/97-7/797  ...       56       92,947      93,003          56
Canadian Dollar, expiring 7/2/97-7/3/97         30       21,773      21,773          --
French Franc, expiring 7/31/97 ..........      137       23,604      23,344        (260)
German Mark, expiring 7/3/97 ............      157       90,234      89,812        (422)
Italian Lira, expiring 7/7/97-7/8/97  ...  188,844      111,265     111,104        (161)
Japanese Yen, expiring 7/3/97 ...........    1,603       13,992      13,989          (3)
Malaysian Ringgit, expiring 7/2/97  .....       15        5,956       5,945         (11)
Netherlands Guilder, expiring 7/3/97  ...       74       37,680      37,732          52
Portuguese Escudos, expiring 7/3/97  ....    2,945       16,733      16,738           5
Swiss Franc, expiring 7/3/97 ............       57       39,337      39,377          40
FOREIGN CURRENCY SALE CONTRACTS
Swedish Krona, expiring 7/1/97-7/3/97  ..      658       85,037      85,031           6
                                                                            ---------------
                                                                                  $(703)
                                                                            ===============

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $10,360,891
U.S. Government securities......................           --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities        706,011
U.S. Government securities .....................           --

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..$   514,953
Aggregate gross unrealized depreciation       (47,127)
                                         ------------
Net unrealized appreciation.............. $   467,826
                                         ============
Federal income tax cost of investments .. $11,221,921
                                         ============

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                  NUMBER        VALUE
                                 OF SHARES     (NOTE 1)
------------------------------ ----------- --------------
COMMON STOCKS:
BASIC MATERIALS (2.5%)
CHEMICALS (2.5%)
E.I. Du Pont De Nemours & Co. .    1,800     $   113,175
Praxair, Inc. .................    1,900         106,400
                                           --------------
 TOTAL BASIC MATERIALS ........                  219,575
                                           --------------
BUSINESS SERVICES (2.9%)
PRINTING, PUBLISHING,
 BROADCASTING (1.8%)
Gannett Co. ...................    1,700         167,875
                                           --------------
PROFESSIONAL SERVICES (0.3%)
Service Corp. International  ..      800          26,300
                                           --------------
TRUCKING, SHIPPING (0.8%)
Carnival Corp., Class A  ......    1,700          70,125
                                           --------------
 TOTAL BUSINESS SERVICES  .....                  264,300
                                           --------------
CAPITAL GOODS (8.2%)
AEROSPACE (2.2%)
Boeing Co. ....................    1,300          68,981
Textron, Inc. .................    1,900         126,113
                                           --------------
                                                 195,094
                                           --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.5%)
Sherwin-Williams Co. ..........    1,300          40,137
                                           --------------
ELECTRICAL EQUIPMENT (5.5%)
American Standard Cos., Inc.*      1,000          44,750
Applied Material, Inc.*  ......      800          56,650
General Electric Co. ..........    3,700         241,887
Honeywell, Inc. ...............    2,000         151,750
                                           --------------
                                                 495,037
                                           --------------
 TOTAL CAPITAL GOODS ..........                  730,268
                                           --------------
CONSUMER CYCLICALS (9.9%)
APPAREL & TEXTILES (0.8%)
Liz Claiborne, Inc. ...........    1,500          69,937
                                           --------------
FOOD SERVICES, LODGING (1.0%)
Marriott International, Inc.  .    1,500          92,063
                                           --------------
LEISURE RELATED (1.3%)
Walt Disney (The) Co. .........    1,400         112,350
                                           --------------
RETAIL--GENERAL (6.8%)
CVS Corp. .....................    2,718         139,297
Consolidated Stores Corp.*  ...    1,750          60,812
Costco Co., Inc.* .............    2,800          92,050
Dayton Hudson Corp. ...........    1,700          90,419
Safeway, Inc.* ................    1,500          69,188
TJX Cos., Inc. ................    2,600          68,575
Walgreen Co. ..................    1,600          85,800
                                           --------------
                                                 606,141
                                           --------------
 TOTAL CONSUMER CYCLICALS  ....                  880,491
                                           --------------
CONSUMER NON-CYCLICALS (19.3%)
BEVERAGES (1.0%)
Coca Cola Co. .................    1,300          87,750
                                           --------------
DRUGS (9.1%)
Abbott Laboratories ...........    2,200         146,850
Bristol-Myers Squibb Co.  .....    2,000         162,000
Cardinal Health, Inc. .........    1,700          97,325
Eli Lilly & Co. ...............      600          65,588
Merck & Co., Inc. .............    1,300     $   134,550
Pfizer, Inc. ..................    1,200         143,400
Warner Lambert Co. ............      500          62,125
                                           --------------
                                                 811,838
                                           --------------
FOODS (2.1%)
Campbell Soup Co. .............    1,100          55,000
Conagra, Inc. .................    1,200          76,950
Sara Lee Corp. ................    1,300          54,113
                                           --------------
                                                 186,063
                                           --------------

HOSPITAL SUPPLIES &
 SERVICES (2.5%)
Healthsouth Corp.* ............    3,200          79,800
Oxford Health Plans, Inc.*  ...    1,000          71,750
U.S. Surgical Corp. ...........    2,100          78,225
                                           --------------
                                                 229,775
                                           --------------
SOAPS & TOILETRIES (4.6%)
Avon Products, Inc. ...........    1,000          70,562
Clorox Co. ....................      600          79,200
Gillette Co. ..................    1,000          94,750
Procter & Gamble Co. ..........    1,200         169,500
                                           --------------
                                                 414,012
                                           --------------
 TOTAL CONSUMER NON-CYCLICALS .                1,729,438
                                           --------------
CREDIT SENSITIVE (19.1%)
BANKS (8.1%)
Banc One Corp. ................    1,600          77,500
BankAmerica Corp. .............    3,000         193,688
BankBoston Corp. ..............      100           7,206
Barnett Banks, Inc. ...........    2,200         115,500
Citicorp ......................    1,300         156,731
Comerica, Inc. ................      800          54,400
MBNA Corp. ....................    3,200         117,200
                                           --------------
                                                 722,225
                                           --------------
FINANCIAL SERVICES (5.3%)
American Express Co. ..........    2,200         163,900
Conseco, Inc. .................    2,500          92,500
Franklin Resources, Inc.  .....      700          50,794
Washington Mutual, Inc.  ......    2,800         167,300
                                           --------------
                                                 474,494
                                           --------------
INSURANCE (4.2%)
American International Group,
 Inc. .........................    1,100         164,312
MGIC Investment Corp. .........    1,000          47,937
Travelers Group, Inc. .........    2,600         163,963
                                           --------------
                                                 376,212
                                           --------------
UTILITY--TELEPHONE (1.5%)
Sprint Corp. ..................    2,600         136,825
                                           --------------
 TOTAL CREDIT SENSITIVE  ......                1,709,756
                                           --------------
DIVERSIFIED (1.8%)
MISCELLANEOUS (1.8%)
Republic Industries, Inc.*  ...    1,600          39,800
Tyco International Ltd.  ......    1,700         118,256
                                           --------------
 TOTAL DIVERSIFIED ............                  158,056
                                           --------------
ENERGY (5.0%)
COAL & GAS PIPELINES (0.5%)
Sonat, Inc. ...................      900          46,125
                                           --------------

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                  NUMBER        VALUE
                                 OF SHARES     (NOTE 1)
------------------------------ ----------- --------------
OIL--DOMESTIC (1.7%)
Exxon Corp. ...................    1,300     $    79,950
Mobil Corp. ...................    1,000          69,875
                                           --------------
                                                 149,825
                                           --------------
OIL--SUPPLIES & CONSTRUCTION (2.8%)
Baker Hughes, Inc. ............      600          23,213
Halliburton Co. ...............    1,400         110,950
Schlumberger Ltd. .............      900         112,500
                                           --------------
                                                 246,663
                                           --------------
 TOTAL ENERGY .................                  442,613
                                           --------------
TECHNOLOGY (16.0%)
ELECTRONICS (12.3%)
BMC Software, Inc.* ...........    1,700          94,137
Computer Associates
 International, Inc. ..........    2,200         122,513
HBO & Co. .....................    1,400          96,425
Intel Corp. ...................      500          70,906
Microsoft, Inc.* ..............    1,900         240,113
Motorola, Inc. ................    1,900         144,400
Parametric Technology Co.*  ...    1,600          68,100
Peoplesoft, Inc.* .............    1,900         100,225
United Technologies Corp.  ....    1,200          99,600
Westinghouse Electric Corp.  ..    2,700          62,438
                                           --------------
                                               1,098,857
                                           --------------
OFFICE EQUIPMENT (2.2%)
Compaq Computer Corp.* ........      900          89,325
Dell Computer Corp.* ..........      300          35,231
EMC Corp.* ....................    1,900          74,100
                                           --------------
                                                 198,656
                                           --------------
TELECOMMUNICATIONS (1.5%)
Ascend Communications, Inc.*  .      800          31,500
Lucent Technologies, Inc.  ....      500          36,031
Tellabs, Inc.* ................    1,200          67,050
                                           --------------
                                                 134,581
                                           --------------
 TOTAL TECHNOLOGY .............                1,432,094
                                           --------------
TOTAL COMMON STOCKS (84.7%)
 (Cost $6,997,636) ............                7,566,591
                                           --------------

                                   PRINCIPAL      VALUE
                                    AMOUNT       (NOTE 1)
-------------------------------- ----------- --------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (8.6%)
Chase Securities, Inc. 5.90%,
 dated 6/30/97, due 7/1/97, to
 be repurchased at $773,127,
 collateralized by $526,000 of
 U.S. Treasury Bonds, 11.25% due
 2/15/15, valued at $786,905
 (Cost $773,000).................  $773,000    $   773,000
                                             --------------
TOTAL INVESTMENTS (93.3%)
 (Cost $7,770,636) ..............                8,339,591
OTHER ASSETS
 LESS LIABILITIES (6.7%) ........                  597,606
                                             --------------
NET ASSET VALUE (100%) ..........               $8,937,197
                                             ==============

------------
*      Non-income producing

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------
Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $7,835,732
U.S. Government securities......................          --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities       873,995
U.S. Government securities .....................          --
As of June 30, 1997, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ........  $  603,932
Aggregate gross unrealized depreciation  .......     (34,977)
                                                ------------
Net unrealized appreciation.....................  $  568,955
                                                ============
Federal income tax cost of investments .........  $7,770,636
                                                ============

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
--------------------------------- ----------- -------------
COMMON STOCKS:
BASIC MATERIALS (12.2%)
CHEMICALS (6.3%)
Dow Chemical Co. .................    2,900    $   252,662
E.I. Du Pont De Nemours & Co. ....    2,700        169,762
Eastman Chemical Co. .............    1,300         82,550
Great Lakes Chemical Corp.  ......    2,600        136,175
Imperial Chemical Industries plc
 (ADR) ...........................    1,600         91,000
Lonrho plc .......................   19,600         41,448
Nalco Chemical Co. ...............    1,400         54,075
Smith & Nephew plc ...............    4,800         13,348
Witco Corp. ......................    4,000        151,750
                                              -------------
                                                   992,770
                                              -------------
CHEMICALS--SPECIALTY (2.2%)
Betz Laboratories, Inc. ..........    1,100         72,600
FMC Corp.* .......................      500         39,719
International Flavors &
 Fragrances, Inc. ................    3,300        166,650
Lubrizol Corp. ...................    1,800         75,488
                                              -------------
                                                   354,457
                                              -------------
METALS & MINING (1.4%)
Newmont Mining Corp. .............    3,000        117,000
Reynolds Metals Co. ..............    1,600        114,000
                                              -------------
                                                   231,000
                                              -------------
PAPER (2.3%)
Consolidated Papers, Inc. ........    2,100        113,400
International Paper Co. ..........    2,300        111,694
Union Camp Corp. .................    2,800        140,000
                                              -------------
                                                   365,094
                                              -------------
 TOTAL BASIC MATERIALS ...........               1,943,321
                                              -------------
BUSINESS SERVICES (5.0%)
PRINTING, PUBLISHING,
 BROADCASTING (4.1%)
Donnelley (R.R.) & Sons Co.  .....    2,900        106,212
Dow Jones & Co., Inc. ............    3,100        124,581
Dun & Bradstreet Corp. ...........    2,800         73,500
Gannett Co. ......................      700         69,125
Knight Ridder, Inc. ..............    2,700        132,469
McGraw Hill Cos., Inc. ...........    1,400         82,338
Readers Digest Association, Inc.,
 Class A .........................    2,400         68,850
                                              -------------
                                                   657,075
                                              -------------
PROFESSIONAL SERVICES (0.4%)
Deluxe Corp. .....................    1,200         40,950
Rouse Co. ........................      600         17,700
                                              -------------
                                                    58,650
                                              -------------
TRUCKING, SHIPPING (0.5%)
Alexander & Baldwin, Inc. ........    1,300         33,962
Gatx Corp. .......................      700         40,425
                                              -------------
                                                    74,387
                                              -------------
TOTAL BUSINESS SERVICES ..........                 790,112
                                              -------------
CAPITAL GOODS (5.0%)
BUILDING MATERIALS & FOREST
 PRODUCTS (1.3%)
Armstrong World Industries, Inc. .      900         66,038
Georgia-Pacific Corp. ............    1,600    $   136,600
                                              -------------
                                                   202,638
                                              -------------
ELECTRICAL EQUIPMENT (3.3%)
AMP, Inc. ........................    2,900        121,075
Cooper Industries, Inc. ..........    1,800         89,550
General Electric Co. .............    3,400        222,275
Hubbell, Inc., Class A ...........    2,100         92,400
                                              -------------
                                                   525,300
                                              -------------
MACHINERY (0.4%)
Pall Corp. .......................    2,900         67,425
                                              -------------
 TOTAL CAPITAL GOODS .............                 795,363
                                              -------------
CONSUMER CYCLICALS (5.9%)
AUTO RELATED (0.9%)
Eaton Corp. ......................      800         69,850
Genuine Parts Co. ................    2,300         77,912
                                              -------------
                                                   147,762
                                              -------------
AUTOS & TRUCKS (1.0%)
Ford Motor Co. ...................    1,300         49,075
General Motors Corp. .............    1,900        105,806
                                              -------------
                                                   154,881
                                              -------------
FOOD SERVICES, LODGING (0.6%)
ITT Corp. (New)* .................    1,600         97,700
                                              -------------
HOUSEHOLD FURNITURE, APPLIANCES (1.1%)
Tomkins plc ......................   16,700         72,299
Whirlpool Corp. ..................    1,700         92,756
                                              -------------
                                                   165,055
                                              -------------
PHOTO & OPTICAL (0.6%)
Bausch & Lomb, Inc. ..............    2,100         98,963
                                              -------------
RETAIL--GENERAL (1.7%)
J.C. Penny Co. ...................    3,000        156,563
Limited, Inc. ....................    1,400         28,350
May Department Stores Co. ........    1,700         80,325
                                              -------------
                                                   265,238
                                              -------------
TOTAL CONSUMER CYCLICALS .........                 929,599
                                              -------------
CONSUMER NON-CYCLICALS (13.2%)
BEVERAGES (1.8%)
Anheuser-Busch Cos., Inc. ........    3,400        142,587
Brown-Forman Corp., Class B  .....    1,900         92,744
Cadbury Schweppes plc ............    2,000         17,850
Grand Metropolitan plc (ADR)  ....      800         31,350
                                              -------------
                                                   284,531
                                              -------------
DRUGS (3.1%)
Abbott Laboratories ..............    1,700        113,475
American Home Products Corp.  ....    1,900        145,350
Novartis AG ......................       72        115,102
Pharmacia & Upjohn, Inc. .........    3,400        118,150
                                              -------------
                                                   492,077
                                              -------------
FOODS (4.8%)
General Mills, Inc. ..............    2,600        169,325
H.J. Heinz Co. ...................    2,000         92,250
Kellogg Co. ......................    1,100         94,188
McCormick & Co., Inc. ............    3,800         95,950
Quaker Oats Co. ..................    2,800        125,650
Sara Lee Corp. ...................    1,500         62,437

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)


                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
--------------------------------- ----------- -------------
Unilever N.V. (NY Shares) ........      600    $   130,800
                                              -------------
                                                   770,600
                                              -------------
HOSPITAL SUPPLIES & SERVICES (0.8%)
Bard (C.R.), Inc. ................    1,200         43,575
Baxter International, Inc.  ......    1,500         78,375
                                              -------------
                                                   121,950
                                              -------------
SOAPS & TOILETRIES (0.9%)
Tambrands, Inc. ..................    3,000        149,625
                                              -------------
TOBACCO (1.8%)
Gallaher Group plc (ADR)* ........    2,700         49,781
Philip Morris Cos., Inc. .........    2,300        102,063
UST, Inc. ........................    4,600        127,650
                                              -------------
                                                   279,494
                                              -------------
 TOTAL CONSUMER NON-CYCLICALS                    2,098,277
                                              -------------
CREDIT SENSITIVE (30.4%)
BANKS (9.3%)
Banc One Corp. ...................    3,200        155,000
BankBoston Corp. .................    1,000         72,063
Bankers Trust New York Corp.  ....    1,200        104,400
Chase Manhattan Corp. ............    1,800        174,713
Fleet Financial Group, Inc.  .....    1,700        107,525
Great Western Financial Corp.  ...      400         21,500
J.P. Morgan & Co. ................    1,400        146,125
Mellon Bank Corp. ................    5,900        266,237
Mercantile Bankshares Corp.  .....    1,500         60,000
National City Corp. ..............    1,500         78,750
PNC Bank Corp. ...................    1,500         62,437
Signet Banking Corp. .............    2,600         93,600
Wells Fargo & Co. ................      500        134,750
                                              -------------
                                                 1,477,100
                                              -------------
FINANCIAL SERVICES (2.9%)
American Express Co. .............    1,400        104,300
Fannie Mae .......................    2,800        122,150
H&R Block, Inc. ..................    3,000         96,750
Simon Debartolo Group, Inc.  .....    4,300        137,600
                                              -------------
                                                   460,800
                                              -------------
INSURANCE (4.6%)
American General Corp. ...........    2,600        124,150
Exel Ltd. ........................    1,700         89,675
Hilb, Rogal & Hamilton Co.  ......    1,400         23,800
Lincoln National Corp. ...........    1,100         70,813
Safeco Corp. .....................    1,600         74,700
St. Paul Cos. ....................    1,900        144,875
Travelers Group, Inc. ............    1,500         94,594
USF&G Corp. ......................    2,700         64,800
Willis Corroon Group plc (ADR) ...    4,200         46,987
                                              -------------
                                                   734,394
                                              -------------
REAL ESTATE (0.4%)
Security Capital Pacific Trust  ..    1,300         29,737
Weingarten Realty Investors  .....      800         33,800
                                              -------------
                                                    63,537
                                              -------------
UTILITY--ELECTRIC (7.0%)
Baltimore Gas & Electric Co.  ....    1,900         50,706
Centerior Energy Corp. ...........    3,000         33,563
Central & South West Corp.  ......    1,200         25,500
DQE, Inc. ........................    2,000         56,500
Dominion Resources, Inc. .........    2,300    $    84,238
Duke Energy Corp. ................    3,000        143,813
Edison International .............    2,000         49,750
Entergy Corp. ....................    2,400         65,700
Florida Progress Corp. ...........    1,200         37,575
GPU, Inc. ........................      800         28,700
Ohio Edison Co. ..................    2,000         43,625
PG&E Corp. .......................    1,700         41,225
Pacificorp .......................    3,400         74,800
Peco Energy Co. ..................    3,700         77,700
Public Service Enterprise Group,
 Inc. ............................    1,800         45,000
Southern Co. .....................    4,900        107,187
Unicom Corp. .....................    3,600         80,100
Western Resources, Inc. ..........    2,200         71,362
                                              -------------
                                                 1,117,044
                                              -------------
UTILITY--TELEPHONE (6.2%)
AT&T Corp. .......................    4,200        147,262
Alltel Corp. .....................    4,700        157,156
Bell Atlantic Corp. ..............    1,700        128,987
Bellsouth Corp. ..................    1,900         88,113
GTE Corp. ........................    3,100        136,013
SBC Communications, Inc. .........    1,900        117,563
Southern New England
 Telecommunications Corp. ........    1,800         69,975
Sprint Corp. .....................    1,300         68,412
U.S. West Communications Group  ..    1,800         67,838
                                              -------------
                                                   981,319
                                              -------------
 TOTAL CREDIT SENSITIVE ..........               4,834,194
                                              -------------
DIVERSIFIED (1.2%)
MISCELLANEOUS (1.2%)
Fortune Brands, Inc. .............    2,200         82,087
Minnesota Mining & Manufacturing
 Co. .............................    1,100        112,200
                                              -------------
                                                   194,287
                                              -------------
ENERGY (11.8%)
OIL--DOMESTIC (7.4%)
Amoco Corp. ......................    1,700        147,794
Atlantic Richfield Co. ...........    3,400        239,700
Chevron Corp. ....................    2,000        147,875
Exxon Corp. ......................    3,300        202,950
Mobil Corp. ......................    2,400        167,700
Phillips Petroleum Co. ...........    2,100         91,875
Texaco, Inc. .....................    1,600        174,000
                                              -------------
                                                 1,171,894
                                              -------------
OIL--INTERNATIONAL (2.7%)
Amerada Hess Corp. ...............    1,800        100,013
British Petroleum Co. (ADR)  .....    1,700        127,287
Repsol S.A. (ADR) ................    1,600         67,900
Royal Dutch Petroleum Co.
 (NY Shares) .....................    2,400        130,500
                                              -------------
                                                   425,700
                                              -------------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
USX-Marathon Group, Inc. .........    2,500         72,187
                                              -------------
RAILROADS (1.3%)
Burlington Northern Santa Fe  ....    1,000         89,875

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)


                                     NUMBER        VALUE
                                    OF SHARES    (NOTE 1)
--------------------------------- ----------- -------------
Union Pacific Corp. ..............    1,600    $    112,800
                                              -------------
                                                    202,675
                                              -------------
 TOTAL ENERGY ....................                1,872,456
                                              -------------
TECHNOLOGY (0.9%)
TELECOMMUNICATIONS (0.9%)
BCE, Inc. ........................    2,900          80,652
Frontier Corp. ...................    3,400          67,787
                                              -------------
 TOTAL TECHNOLOGY ................                  148,439
                                              -------------
TOTAL COMMON STOCKS (85.6%) (Cost
 $13,306,965) ....................               13,606,048
                                              -------------
                                   PRINCIPAL
                                    AMOUNT
                                 -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (13.8%)
Archer Daniels Midland Co.
 5.52%, 7/15/97 .................  $313,000      312,328
Ciesco L.P. 6.2%, 7/1/97 ........   657,000      657,000
Delaware Funding Corp. 5.57%,
 7/15/97 ........................   275,000      274,401
GE Capital Corp. 5.55%, 7/22/97     100,000       99,676
Kellogg Co. 5.5%, 7/24/97  ......   100,000       99,649
Minnesota Mining & Manufacturing
 Co. 5.53%, 8/12/97 .............   200,000      198,679
Motorola Credit Corp. 5.5%,
 7/17/97 ........................   215,000      214,474
Preferred Receivables Funding
 5.58%, 8/4/97 ..................   241,000      239,730
Procter & Gamble Co. 5.51%,
 8/15/97 ........................   100,000       99,294
                                             ------------
 TOTAL COMMERCIAL PAPER .........              2,195,231
                                             ------------

                               PRINCIPAL      VALUE
                                AMOUNT      (NOTE 1)
---------------------------- ----------- -------------
U.S. GOVERNMENT AGENCIES (9.1%)
Federal Home Loan Bank
 (Discount Note), 7/30/97  ..  $620,000    $   617,293
Federal Home Loan Mortgage
 Corporation (Discount
 Note), 7/2/97 ..............   273,000        272,959
Federal Home Loan Mortgage
 Corporation (Discount
 Note), 7/17/97 .............   131,000        130,680
Federal National Mortgage
 Association (Discount
 Note), 7/16/97 .............    20,000         19,954
Federal National Mortgage
 Association (Discount
 Note), 7/14/97 .............   400,000        399,221
                                         -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES ..................                1,440,107
                                         -------------
TOTAL SHORT-TERM DEBT SECURITIES (22.9%)
 (Cost/Amortized Cost $3,635,387)            3,635,338
                                         -------------
TOTAL INVESTMENTS (108.5%)
 (Cost/Amortized Cost
 $16,942,352) ...............               17,241,386
                                         -------------
OTHER ASSETS
 LESS LIABILITIES (-8.5%)  ..               (1,352,480)
                                         -------------
NET ASSET VALUE (100%)  .....              $15,888,906
                                         =============

------------
*       Non-income producing
        Glossary:
        ADR -- American Depositary Receipt

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

At June 30, 1997 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                         LOCAL
                                        CONTRACT     COST ON      U.S.$     UNREALIZED
                                         AMOUNT    ORIGINATION   CURRENT   APPRECIATION/
                                        (000'S)       DATE        VALUE   (DEPRECIATION)
                                      ---------- ------------- --------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/1/97-7/3/97      35        $57,940     $57,647      $  (293)
Swiss Franc, expiring 7/2/97               47         33,314      32,511         (803)
                                                                         ---------------
                                                                              $(1,096)
                                                                         ===============

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $13,507,035
U.S. Government securities......................           --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities        205,334
U.S. Government securities .....................           --
As of June 30, 1997, the gross unrealized
appreciation (depreciation) of investments
based on the aggregate cost of investments
for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation ........  $   364,184
Aggregate gross unrealized depreciation  .......      (65,150)
                                                -------------
Net unrealized appreciation.....................  $   299,034
                                                =============
Federal income tax cost of investments .........  $16,942,352
                                                =============

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
---------------------------------- ----------- --------------
COMMON STOCKS, RIGHTS AND WARRANTS:
AUSTRALIA & NEW ZEALAND (1.7%)  ...
AUSTRALIA (1.5%)
Australia & New Zealand Banking
 Group Ltd. .......................    2,000     $    14,954
Australian Gas & Light Co., Ltd. ..    6,000          35,346
Broken Hill Property Ltd. .........    3,000          44,144
Commonwealth Instalment Ltd.  .....    2,000          17,590
Fosters Brewing Corp. .............   12,000          22,295
Lend Lease Corp. ..................    1,000          21,147
National Bank of Australia Ltd.  ..    1,000          14,327
News Corp., Ltd. ..................    4,000          19,183
Publishing & Broadcasting Ltd.  ...    2,000          11,525
St. George Bank Ltd. ..............    2,000          13,308
Sydney Harbour Casino Holdings*  ..    7,000          10,996
Tabcorp Holdings Ltd. .............    3,000          16,313
WMC Ltd. ..........................    2,000          12,613
Westpac Banking Corp. .............    2,000          12,039
Woodside Petroleum Ltd. ...........    4,000          34,440
                                               --------------
                                                     300,220
                                               --------------
NEW ZEALAND (0.2%)
Air New Zealand Ltd., Class B  ....    4,000          12,226
Fletcher Challenge Building  ......    4,160          12,518
Fletcher Challenge Forests ........    8,000          11,629
                                               --------------
                                                      36,373
                                               --------------
 TOTAL AUSTRALIA & NEW ZEALAND                       336,593
                                               --------------
CANADA (0.2%)
Alcan Aluminum Ltd. ...............      970          33,089
Royal Bank of Canada ..............      270          12,231
                                               --------------
 TOTAL CANADA .....................                   45,320
                                               --------------
JAPAN (19.1%)
Advantest Corp. ...................      200          15,363
Alps Electric Co., Ltd.* ..........    1,000          13,966
Amada Co., Ltd. ...................    3,000          26,448
Canon, Inc. .......................    7,000         190,634
Citizen Watch Co., Ltd. ...........    2,000          15,432
DDI Corp. .........................       10          73,845
Daifuku Co., Ltd. .................    1,000          13,180
Daiichi Pharma Co., Ltd. ..........    5,000          88,160
Dainippon Screen Manufacturing
 Co., Ltd. ........................    3,000          28,281
Daiwa House Industry Co., Ltd.  ...    4,000          48,881
Denso Corp. .......................    7,000         167,416
East Japan Railway Co. ............       15          76,987
Fanuc .............................      700          26,884
Hitachi Ltd. ......................    8,000          89,382
Hitachi Zosen Corp. ...............    5,000          19,901
Honda Motor Co., Ltd. .............    1,000          30,114
Inax ..............................    2,000          14,978
Ito Yokado Co., Ltd. ..............    2,000         116,091
Kao Corp. .........................    4,000          55,514
Kokuyo ............................    2,000          54,118
Komatsu Ltd. ......................    4,000          32,471
Komori Corp. ......................    1,000          23,742
Kuraray Co., Ltd. .................    3,000          29,852
Kyocera Corp. .....................    2,000         158,862
Makita Corp. ......................    2,000          29,328
Marui Co., Ltd. ...................    5,000     $    92,960
Matsushita Electric Industries
 Co................................    7,000         141,143
Mitsubishi Corp. ..................    2,000          24,964
Mitsubishi Heavy Industries Ltd. ..   20,000         153,450
Mitsui Fudosan Co., Ltd. ..........   10,000         137,913
Murata Manufacturing Co., Ltd.  ...    2,000          79,606
NEC Corp. .........................   14,000         195,522
National House ....................    1,000          13,180
Nippon Steel Corp. ................   27,000          86,257
Nippon Telegraph & Telephone Corp.         4          38,406
Nomura Securities Co. .............    7,000          96,539
Pioneer Electric Corp. ............    2,000          48,531
Sankyo Co. ........................    5,000         168,027
Sega Enterprises ..................      500          16,585
Sekisui Chemical Co. ..............    7,000          70,877
Sekisui House Ltd. ................    3,000          30,376
Seven-Eleven Japan Co., Ltd.  .....    1,000          75,590
Sharp Corp. .......................    6,000          82,748
Shin-Etsu Chemical Co. ............    4,000         106,141
Shiseido Co., Ltd. ................    1,000          16,497
Sony Corp. ........................    1,600         139,519
Sumitomo Corp. ....................    6,000          57,085
Sumitomo Electric Industries  .....   10,000         167,590
Sumitomo Forestry Co. .............    2,000          21,996
TDK Corp. .........................    2,000         146,816
Teijin Ltd. .......................    7,000          32,994
Tokio Marine & Fire Insurance Co.      2,000          26,186
Tokyo Electron Ltd. ...............    1,000          47,833
Tokyo Steel Manufacturing .........    1,400          15,642
Toppan Printing Co., Ltd ..........    4,000          62,846
Uny Co., Ltd. .....................    1,000          19,552
                                               --------------
 TOTAL JAPAN ......................                3,853,201
                                               --------------
LATIN AMERICA (4.8%)
ARGENTINA (0.8%)
Banco Frances Rio Plata (ADR) .....      400          13,000
Banco Galicia Y Bueno (ADR)  ......      450          11,869
Perez Companc S.A. ................    4,798          38,291
Telefonica de Argentina (ADR)  ....    1,660          57,477
YPF S.A. (ADR) ....................    1,210          37,208
                                               --------------
                                                     157,845
                                               --------------
BRAZIL (2.1%)
Eletrobras ........................    73,000        40,819
Pao de Acucar (ADR) ...............     1,000        22,750
SID Nacional ......................   308,000        10,098
Telebras (ADR) ....................     2,000       303,500
Telemig* (Rights)..................       930            32
Usiminas (ADR) ....................     2,000        21,922
Uniao de Bancos Brasileiros  ......   482,000        17,461
                                               --------------
                                                    416,582
                                               --------------
CHILE (0.3%)
Chile Fund, Inc. ..................       387        10,110
Chilectra S.A. (ADR) ..............       455        13,095
Chilgener S.A. (ADR) ..............       419        11,732
Cia Telecom Chile S.A. (ADR)  .....       346        11,418
Endesa Empressa S.A. (ADR) ........       615        13,876
Enersis S.A. (ADR) ................       344        12,234
                                               --------------
                                                     72,465
                                               --------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
---------------------------------- ----------- --------------
MEXICO (1.6%)
Cemex .............................    3,000     $    14,485
Cemex (ADR)* ......................    5,000          43,372
Cifra S.A., Class B (ADR) .........   14,000          25,696
Femsa S.A., Class B ...............    2,000          11,926
Grupo Industrial Maseca S.A.,
 Class B ..........................   13,000          14,259
Gruma S.A. (GDR)* .................      891          17,597
Gruma S.A., Class B* ..............    3,000          13,994
Grupo Financeiro Banamex, Class B*     6,000          15,734
Grupo Modelo S.A., Class C ........    2,000          13,767
Kimberly Clark de Mexico,
 Class A ..........................    5,000          19,856
Panamerican Beverages, Inc.,
 Class A ..........................    1,000          32,875
Telefonos de Mexico, Class L (ADR)     2,000          95,500
                                               --------------
                                                     319,061
                                               --------------
 TOTAL LATIN AMERICA ..............                  965,953
                                               --------------
OTHER EUROPEAN COUNTRIES (31.4%)
BELGIUM (1.1%)
Credit Communal Holdings/Dexia  ...       85           9,138
Generale de Banque S.A. ...........      120          46,231
Kredietbank N.V. ..................      330         133,102
UCB S.A. ..........................       10          31,711
                                               --------------
                                                     220,182
                                               --------------
FRANCE (7.1%)
AXA-UAP++ .........................      180          11,199
Accor S.A. ........................       70          10,486
Alcatel Alsthom ...................      680          85,192
AGF (Assurances Generales de
 France) ..........................      340          10,869
Canal Plus ........................      180          35,052
Carrefour S.A. ....................      190         138,036
Cie Generale des Eaux .............    1,800         230,718
Compagnie de Saint Gobain .........      310          45,223
Dexia France ......................       74           7,205
Elf Acquitaine S.A. ...............      690          74,465
Guilbert S.A. .....................      120          16,995
L'Oreal ...........................       70          29,503
LVMH (Moet Hennessy Louis Vuitton)       470         126,406
Lapeyre S.A. ......................      240          15,933
Legrand S.A. ......................      160          28,189
Pathe S.A. ........................       70          13,893
Pinault-Printemps-Redoute S.A.  ...      280         134,598
Primagaz Cie Gaz ..................      150          13,277
Rexel S.A. ........................       40          12,283
Sanofi S.A. .......................      478          46,867
Schneider S.A. ....................    1,429          76,087
Societe Generale Paris ............      175          19,541
Sodexho Alliance S.A. .............      119          60,951
Television Francaise ..............      450          40,215
Total S.A., Class B ...............    1,520         153,690
                                               --------------
                                                   1,436,873
                                               --------------
GERMANY (3.7%)
Allianz AG ........................      360     $    76,921
Buderus AG ........................       30          16,658
Bayer AG ..........................    2,140          82,489
Bayer Hypothecken Und Wechselbank
 AG ...............................    1,290          39,033
Bilfinger & Berger BAU AG .........      320          13,454
Commerzbank AG ....................      410          11,712
Deutsche Bank AG ..................      960          56,388
Deutsche Telekom AG ...............    1,660          40,801
Gehe AG ...........................    1,830         125,964
Hoechst AG ........................      310          13,141
Mannesmann AG .....................       50          22,342
Rhoen-Kilnikum AG .................      330          43,348
SAP AG ............................      180          36,117
Schering AG .......................      120          12,858
Siemens AG ........................      268          16,057
Veba AG ...........................    2,090         118,086
Volkswagen AG .....................       40          30,332
                                               --------------
                                                     755,701
                                               --------------
ITALY (2.0%)
Banca Fideuram S.p.A. .............    5,000          16,341
Credito Italiano S.p.A. ...........   16,205          29,651
ENI S.p.A. ........................   12,708          71,962
Gucci Group N.V. ..................      276          17,768
Industrie Natuzzi S.p.A. (ADR)  ...    1,000          25,625
Instituto Mobiliare Italiano
 S.p.A. ...........................    2,000          18,003
Italgas S.p.A. ....................    3,000           9,708
Sip-Societa Italiana S.p.A.  ......   12,000          35,936
Stet S.p.A. .......................   13,000          75,719
Telecom Italia Mobile S.p.A.  .....   32,000         103,548
                                               --------------
                                                     404,261
                                               --------------
NETHERLANDS (9.3%)
ABN-Amro Holdings N.V. ............    5,420         101,143
Akzo Nobel N.V. ...................       90          12,344
Baan Co., N.V.* ...................      230          15,841
CSM N.V.* .........................    1,540          77,263
Elsevier N.V. .....................   11,787         197,121
Fortis Amev N.V. ..................    1,020          45,453
Hagemeyer N.V. ....................      440          22,748
ING Groep N.V. ....................    4,800         221,486
Koninklijke Ahold N.V. ............    1,170          98,788
Koninklijke PTT Nederland N.V. ....      350          13,741
Nutrica Verenigde Bedrijven N.V. ..      260          41,095
Polygram N.V. .....................    2,360         123,938
Royal Dutch Petroleum Co. .........    8,520         443,528
Unilever N.V. .....................      700         147,474
Wolters Kluwer N.V. ...............    2,590         315,612
                                               --------------
                                                   1,877,575
                                               --------------
PORTUGAL (0.4%)
Jeronimo Martins & Filho ..........    1,020          71,275
                                               --------------
SPAIN (1.8%)
Argentina Corp. Banc ..............      510          28,574
Banco Bilbao Vizcaya S.A. .........      180          14,632
Banco Popular Espanol S.A. ........      180          44,129
Banco de Santander S.A. ...........    1,530          47,173
Centros Comerciales Pryca S.A.  ...      690          14,948

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)


                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
---------------------------------- ----------- --------------
Empresa Nacional S.A. .............      659      $   55,361
Gas Natural STK ...................      170          37,163
Iberdrola S.A. ....................    3,690          46,611
Repsol S.A. .......................      700          29,616
Telefonica de Espana S.A. .........    1,904          55,083
                                               --------------
                                                     373,290
                                               --------------
SWITZERLAND (6.0%)
ABB AG (Bearer) ...................      120         181,644
Adecco S.A. .......................      280         107,397
CIBA Specialty Chemicals* .........      130          12,020
CS Holdings .......................      170          21,832
Nestle S.A. (Registered) ..........      150         197,877
Novartis AG .......................      220         351,699
Roche Holdings AG .................       30         271,336
Swiss Bank Corp.* .................      260          69,541
                                               --------------
                                                   1,213,346
                                               --------------
 TOTAL OTHER EUROPEAN  COUNTRIES  .                6,352,503
                                               --------------
SCANDINAVIA (3.6%)
DENMARK (0.1%)
Den Danske Bank AS ................      160          15,574
Unidanmark A/S, Class A ...........      200          11,240
                                               --------------
                                                      26,814
                                               --------------
NORWAY (1.5%)
Norsk Hydro ASA ...................    3,040         165,545
Orkla ASA, Class A ................    1,920         141,502
                                               --------------
                                                     307,047
                                               --------------
SWEDEN (2.0%)
ABB AB, Class A ...................    2,850          39,986
Astra AB ..........................    6,293         111,897
Atlas Copco AB, Class B ...........    1,630          42,261
Electrolux AB, Class B ............      930          67,105
Granges AB* .......................      315           4,175
Hennes & Mauritz AB, Class B  .....    1,500          53,729
Nordbanken AB .....................      770          25,888
Sandvik AB, Class B ...............    1,810          51,374
                                               --------------
                                                     396,415
                                               --------------
 TOTAL SCANDINAVIA ................                  730,276
                                               --------------
SOUTHEAST ASIA (6.1%)
CHINA (0.1%)
Shanghai Petrochemical Co., Class
 H ................................   50,000          12,004
                                               --------------
HONG KONG (3.1%)
Cathay Pacific Airways ............   12,000          24,860
China Light & Power Co. ...........    4,000          22,666
Dao Heng Bank Group Ltd. ..........    6,000          32,837
First Pacific Co. .................   24,000          30,669
Guoco Group Ltd. ..................   12,000          63,196
Hong Kong Land Holdings ...........   19,000          50,540
Hutchison Whampoa Ltd. ............   14,000         121,075
New World Development Co. .........   19,000         113,304
Swire Pacific Ltd., Class A  ......   10,000          90,031
Wharf Holdings Ltd. ...............   20,000          86,740
                                               --------------
                                                     635,918
                                               --------------
KOREA (0.1%)
Korea Electric Power Corp. ........      700     $    20,890
                                               --------------
MALAYSIA (1.2%)
Berjaya Sports Toto Bhd. ..........    6,000          28,288
Commerce Asset Holdings Bhd.  .....    6,000          15,808
Commerce Asset Holdings Bhd.*
 (Rights)..........................    1,200              71
Commerce Asset Holdings Bhd.*
 (Warrants)........................      750              --
Renong Bhd. .......................   20,000          26,149
Resorts World Bhd. ................    4,000          12,044
Tanjong plc .......................   12,000          41,363
Technology Resources Industries
 Bhd.* ............................    7,000          12,037
Time Engineering Bhd. .............    7,000          10,594
United Engineers Bhd. .............   15,000         108,162
                                               --------------
                                                     254,516
                                               --------------
PHILIPPINES (0.1%)
Phillipine National Bank* .........    2,000          13,573
                                               --------------
SINGAPORE (1.5%)
City Developments Ltd. ............    2,000          19,584
DBS Land Ltd. .....................    4,000          12,646
Development Bank of Singapore Ltd.     1,000          12,590
Fraser & Neave Ltd. ...............    2,000          14,269
Overseas Union Bank Ltd. ..........    8,000          49,801
Overseas Union Bank Ltd.*
 (Rights)..........................    1,000           1,392
Overseas-Chinese Banking Corp. ....    1,200          12,422
Singapore Land Ltd. ...............    5,000          22,732
Singapore Press Ltd. (Foreign)  ...    3,000          60,432
United Overseas Bank Ltd.
 (Foreign) ........................    8,000          82,255
Wing Tai Holdings Ltd. ............    4,000          11,527
                                               --------------
                                                     299,650
                                               --------------
THAILAND (0.0%)
Siam Cement Co., Ltd. (Foreign) ...      300           5,188
                                               --------------
 TOTAL SOUTHEAST ASIA .............                1,241,739
                                               --------------
UNITED KINGDOM (15.2%)
ASDA Group plc ....................   17,000          35,101
Abbey National plc ................    5,000          68,270
Argos plc .........................    6,000          54,449
BG plc ............................    4,000          14,653
British Petroleum Co. .............    6,000          74,630
Caradon plc* ......................    5,000          16,734
Cable & Wireless plc ..............   14,000         128,214
Cadbury Schweppes plc .............    9,000          80,325
Caradon plc, Class B ..............    2,286           3,692
Compass Group plc .................    5,000          55,948
Electrocomponents plc .............    3,000          22,329
GKN plc ...........................    1,000          17,184
Glaxo Wellcome plc ................   10,000         206,890
Grand Metropolitan plc ............   16,000         153,990
Guinness plc ......................   14,000         137,072
Hillsdown Holdings plc ............    4,000          11,289
John Laing plc, Class A ...........    3,000          18,683
Kingfisher plc ....................   14,000         158,985

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
---------------------------------- ----------- --------------
Ladbroke Group plc ................      8,000   $    31,437
MB (Melta Box)-Caradon ............      8,100        27,110
National Westminster Bank .........     24,000       322,699
Rank Group plc ....................      9,000        57,022
Reed International plc ............     24,000       231,784
Rio Tinto plc .....................      6,000       104,552
Rolls-Royce plc ...................      3,000        11,439
Safeway plc .......................     12,000        69,435
Shell Transport & Trading Co.,
 plc...............................     33,000       225,290
Smith (David S) Holdings plc  .....      5,000        15,652
Smithkline Beecham plc ............     20,900       384,723
T&N plc ...........................      6,000        14,287
Tesco plc .........................     10,000        61,776
Tomkins plc .......................     28,000       121,220
United News & Media plc ...........     11,000       127,573
                                               --------------
 TOTAL UNITED KINGDOM .............                3,064,437
                                               --------------
TOTAL COMMON STOCKS (82.1%)
 (Cost $15,780,941) ...............               16,590,022
                                               --------------
PREFERRED STOCKS:
LATIN AMERICA (2.0%)
BRAZIL (2.0%)
Banco Bradesco S.A. ...............  2,412,000        24,196
Banco Itau S.A. ...................     22,000        12,567
Brasmotor S.A. ....................     46,000        10,895
CEMIG .............................  1,296,000        65,246
Cia Cervejaria Brahma .............     48,000        36,783
Cia Cimento Portland Itau .........     30,000        10,310
Cia Tecidos Norte de Mina .........     20,000         7,802
Petrobras S.A. ....................    149,000        40,828
Telebras ..........................    465,000        70,618
Telec do Rio Janeiro S.A. .........     72,000        10,767
Telecom de Sao Paulo S.A. .........    185,000        60,143
Telemig ...........................     75,000        13,306
Usiminas ..........................  3,450,300        38,426
                                               --------------
 TOTAL LATIN AMERICA ..............                  401,887
                                               --------------
OTHER EUROPEAN COUNTRIES (0.3%)
GERMANY (0.3%)
Hornbach Holding AG ...............        170   $    14,188
Krones AG .........................         30        12,304
SAP AG ............................        130        26,808
                                               --------------
 TOTAL OTHER EUROPEAN  COUNTRIES  .                   53,300
                                               --------------
SCANDINAVIA (0.2%)
FINLAND (0.2%)
Nokia AB ..........................        550        41,104
                                               --------------
TOTAL PREFERRED STOCKS (2.5%)
 (Cost $456,656) ..................                  496,291
                                               --------------
TOTAL INVESTMENTS (84.6%)
 (Cost $16,237,597) ...............              $17,086,313
OTHER ASSETS
 LESS LIABILITIES (15.4%) .........                3,113,319
                                               --------------
NET ASSETS (100%) .................              $20,199,632
                                               ==============


--------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity
 Investments
Basic Materials ..............    4.5 %
Business Services ............    6.9
Capital Goods ................    7.6
Consumer Cyclicals ...........   12.8
Consumer Non-Cyclicals .......   22.0
Credit Sensitive .............   22.6
Diversified ..................    3.9
Energy .......................   19.6
Technology ...................    0.1
                              -------
                                100.0%
                              =======

------------
*      Non-income producing
++     AXA-UAP is the majority shareholder of The Equitable Companies, Inc.
       Glossary:
       ADR--American Depositary Receipt
       GDR--Global Depositary Receipt

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------
At June 30, 1997 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                           LOCAL
                                          CONTRACT     COST ON      U.S.$     UNREALIZED
                                           AMOUNT    ORIGINATION   CURRENT   APPRECIATION/
                                          (000'S)       DATE        VALUE   (DEPRECIATION)
                                        ---------- ------------- --------- ---------------
FOREIGN CURRENCY BUY CONTRACTS
Belgian Franc, expiring 7/1/97-7/15/97      1,027     $ 28,655    $ 28,575      $   (80)
British Pound, expiring 7/3/97 .........      246      409,633     409,086         (547)
French Franc, expiring 7/31/97 .........      843      143,223     143,761          538
German Mark, expiring 7/2/97 ...........      222      127,322     127,099         (223)
Italian Lira, expiring 7/2/97-7/3/97  ..   82,990       49,008      48,822         (186)
Malaysian Ringgit, expiring 7/1/97  ....       74       29,587      29,510          (77)
Netherlands Guilder, expiring 7/2/97  ..      263      134,415     133,970         (445)
Norwegian Krona, expiring 7/2/97  ......      147       20,119      20,031          (88)
Spanish Peseta, expiring 7/2/97  .......    2,904       19,865      19,721         (144)
Swedish Krona, expiring 7/2/97 .........      251       32,560      32,456         (104)
Swiss Franc, expiring 7/2/97 ...........      266      182,832     182,043         (789)
FOREIGN CURRENCY SALE CONTRACTS
French Franc, expiring 7/31/97 .........      119       20,476      20,319          157
                                                                           ---------------
                                                                                $(1,988)

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

 COST OF PURCHASES:
Stocks and long-term corporate debt securities    $16,453,578
U.S. Government securities......................           --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities        234,186
U.S. Government securities .....................           --

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

 Aggregate gross unrealized appreciation .$ 1,014,648
Aggregate gross unrealized depreciation      (165,932)
                                         ------------
Net unrealized appreciation.............. $   848,716
                                         ============
Federal income tax cost of investments .. $16,237,597
                                         ============

                      See Notes to Financial Statements.

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------- ----------- --------------
COMMON STOCKS:
BASIC MATERIALS (9.2%)
STEEL (9.2%)
Citation Corp.* ...................   22,800     $   390,450
Schnitzer Steel Industries, Inc.,
 Class A ..........................   11,700         348,075
Universal Stainless & Alloy
 Products, Inc.* ..................   56,500         734,500
                                               --------------
 TOTAL BASIC MATERIALS ............                1,473,025
                                               --------------
BUSINESS SERVICES (14.6%)
PRINTING, PUBLISHING,
 BROADCASTING (1.6%)
Gibson Greetings, Inc.* ...........   11,600         261,000
                                               --------------
PROFESSIONAL SERVICES (3.3%)
Fingerhut Cos., Inc. ..............   21,650         377,522
New England Business Services,
 Inc. .............................    1,400          36,838
Thomas Group, Inc.* ...............    9,300         109,275
                                               --------------
                                                     523,635
                                               --------------
TRUCKING, SHIPPING (9.7%)
Allied Holdings, Inc.* ............    5,300          58,962
Landstar Systems, Inc.* ...........   13,250         372,656
MTL, Inc.* ........................   21,300         497,888
OMI Corp.* ........................   66,100         632,081
                                               --------------
                                                   1,561,587
                                               --------------
 TOTAL BUSINESS SERVICES ..........                2,346,222
                                               --------------
CAPITAL GOODS (16.0%)
AEROSPACE (0.8%)
Tracor, Inc.* .....................    5,100         128,137
                                               --------------
BUILDING & CONSTRUCTION (2.0%)
Avondale Industries, Inc.* ........   15,000         315,000
                                               --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (3.7%)
Fireboard Corp.* ..................      800          43,750
Triangle Pacific Corp.* ...........   12,700         406,400
Zag Industries Ltd.* ..............   13,400         137,350
                                               --------------
                                                     587,500
                                               --------------
ELECTRICAL EQUIPMENT (2.2%)
General Cable Corp.* ..............   13,750         352,344
                                               --------------
MACHINERY (7.3%)
Allied Products Corp. .............   23,250         770,156
Gradall Industries, Inc.* .........   25,450         407,200
                                               --------------
                                                   1,177,356
                                               --------------
 TOTAL CAPITAL GOODS ..............                2,560,337
                                               --------------
CONSUMER CYCLICALS (10.9%)
AIRLINES (2.6%)
Atlas Air, Inc.* ..................   12,050         415,725
                                               --------------
APPAREL & TEXTILES (1.0%)
Samsonite Corp.* ..................      600          26,475
Westpoint Stevens, Inc.* ..........    3,550         138,894
                                               --------------
                                                     165,369
                                               --------------
FOOD SERVICES, LODGING (1.9%)
Fresh Choice, Inc.* ...............   15,800          59,250
Mortons Restaurant Group, Inc.* ...   12,000         238,500
                                               --------------
                                                     297,750
                                               --------------
HOUSEHOLD FURNITURE, APPLIANCES (1.6%)
Standex International Corp.  ......    8,500     $   255,000
                                               --------------
LEISURE RELATED (2.2%)
Galoob Toys, Inc.* ................   15,700         296,337
SCP Pool Corp.* ...................    2,300          48,588
                                               --------------
                                                     344,925
                                               --------------
PHOTO & OPTICAL (1.2%)
Cole National Corp.* ..............    4,450         195,800
                                               --------------
RETAIL--GENERAL (0.4%)
Filene's Basement Corp. ...........   10,300          68,238
                                               --------------
 TOTAL CONSUMER CYCLICALS .........                1,742,807
                                               --------------
CONSUMER NON-CYCLICALS (4.4%)
CONTAINERS (0.4%)
Silgan Holdings, Inc.* ............    1,800          69,750
                                               --------------
SOAPS & TOILETRIES (4.0%)
American Safety Razor Co.* ........   27,000         489,375
USA Detergents, Inc.* .............   13,800         141,450
                                               --------------
                                                     630,825
                                               --------------
 TOTAL CONSUMER NON-CYCLICALS .....                  700,575
                                               --------------
CREDIT SENSITIVE (36.2%)
BANKS (8.6%)
Cullen/Frost Bankers, Inc. ........    4,050         171,619
Quaker City Bancorp, Inc.* ........   30,387         533,672
Texas Regional Bancshares, Inc.,
 Class A ..........................   16,150         678,300
                                               --------------
                                                   1,383,591
                                               --------------
FINANCIAL SERVICES (1.2%)
Interstate/Johnson Lane, Inc.  ....    6,250         146,875
Long Beach Financial Corp.*  ......    4,600          40,250
                                               --------------
                                                     187,125
                                               --------------
INSURANCE (21.6%)
Commerce Group, Inc. ..............   19,650         483,881
Delphi Financial Group, Inc.,
 Class A* .........................    9,018         347,193
Gainsco, Inc. .....................   12,100         113,437
Home Products International,
 Inc.*.............................    4,400          43,450
Liberty Financial Cos. ............    8,550         426,431
Merchants Group, Inc. .............    4,200          86,363
Nac Re Corp. ......................   12,850         621,619
National Western Life Insurance
 Co., Class A* ....................    4,800         428,400
Pico Holdings, Inc.* ..............   64,450         290,025
Terra Nova Bermuda Holdings Ltd.,
 Class A ..........................   29,600         621,600
                                               --------------
                                                   3,462,399
                                               --------------
REAL ESTATE (4.8%)
Equity Inns, Inc. .................   13,900         185,912
U.S. Restaurant Properties Master
 L.P. .............................    6,900         203,550
Western Water Co.* ................   29,250         387,562
                                               --------------
                                                     777,024
                                               --------------
 TOTAL CREDIT SENSITIVE ...........                5,810,139
                                               --------------

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)


                                     NUMBER OF      VALUE
                                      SHARES       (NOTE 1)
---------------------------------- ----------- --------------
ENERGY (6.5%)
COAL & GAS PIPELINES (2.8%)
KCS Energy, Inc. ..................   22,300    $    454,363
                                               --------------
OIL--DOMESTIC (3.7%)
Forest Oil Corp.* .................   40,150         589,703
                                               --------------
 TOTAL ENERGY .....................                1,044,066
                                               --------------
TECHNOLOGY (1.3%)
ELECTRONICS (0.2%)
Larson Davis, Inc.* ...............    4,100          35,875
                                               --------------
OFFICE EQUIPMENT SERVICES (1.1%)
EA Industries, Inc.* ..............   62,900         172,975
                                               --------------
 TOTAL TECHNOLOGY .................                  208,850
                                               --------------
TOTAL COMMON STOCKS (99.1%) (Cost
 $15,490,467) .....................               15,886,021
                                               --------------

                                PRINCIPAL       VALUE
                                 AMOUNT       (NOTE 1)
---------------------------- ------------- -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (37.4%)
U.S. Treasury Bill (Discount
 Note), 9/25/97
 (Cost $5,998,820) ..........  $6,072,000    $ 5,999,039
                                           -------------
TOTAL INVESTMENTS (136.5%)
 (Cost $21,489,287) .........                 21,885,060
OTHER ASSETS
 LESS LIABILITIES (-36.5%)                    (5,855,857)
                                           -------------
NET ASSET VALUE (100%)  .....                $16,029,203
                                           =============

------------
*      Non-income producing

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

Investment security transactions for the period from May 1, 1997 to June 30, 1997 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities    $15,901,039
U.S. Government securities......................           --
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities        442,008
U.S. Government securities .....................           --

As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation . $   495,533
Aggregate gross unrealized depreciation       (99,760)
                                         ------------
Net unrealized appreciation.............. $   395,773
                                         ============
Federal income tax cost of investments .. $21,489,287
                                         ============

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

Note 1 Organization and Significant Accounting Policies

   EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with ten diversified series portfolios and two non-diversified series portfolios (each a "Portfolio"). The diversified Portfolios include the Merrill Lynch Basic Value Equity Portfolio, MFS Emerging Growth Companies Portfolio, MFS Research Portfolio, EQ/Putnam Balanced Portfolio, EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio, T. Rowe Price Equity Income Portfolio,
T. Rowe Price International Stock Portfolio and the Warburg Pincus Small Company Value Portfolio. The non-diversified Portfolios include the Merrill Lynch World Strategy Portfolio and the Morgan Stanley Emerging Markets Equity Portfolio. As of June 30, 1997 the Morgan Stanley Emerging Markets Equity Portfolio had not commenced operations.

   The Trust has the right to issue two classes of shares, Class IA and Class IB. As of June 30, 1997, the Trust only had Class IB shares outstanding. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated.

   The investment objectives and certain investment policies of each Portfolio are as follows:

   Merrill Lynch Basic Value Equity Portfolio (which is advised by Merrill Lynch Asset Management, L.P.) -- Capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser of the Portfolio believes are undervalued and therefore represent basic investment value.

   Merrill Lynch World Strategy Portfolio (which is advised by Merrill Lynch Asset Management, L.P.) -- High total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.

   MFS Emerging Growth Companies Portfolio (which is advised by Massachusetts Financial Services Co.) -- Long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective. The Portfolio invests primarily in common stocks of emerging growth companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises.

   MFS Research Portfolio (which is advised by Massachusetts Financial Services Co.) -- Long-term growth of capital and future income, by investing a substantial portion of its assets in common stock or securities convertible into common stock of companies believed by the Adviser to possess better than average prospects for long-term growth.

   EQ/Putnam Balanced Portfolio (which is advised by Putnam Investment Management, Inc.) -- Balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.

   EQ/Putnam Growth & Income Value Portfolio (which is advised by Putnam Investment Management, Inc.) -- Capital growth. Current income is a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth and may, consistent with the Portfolio's investment objective, invest in common stocks that offer potential for current income.

   EQ/Putnam International Equity Portfolio (which is advised by Putnam Investment Management, Inc.) -- Capital appreciation. The Portfolio is designed for investors seeking capital appreciation primarily through a diversified portfolio of equity securities of companies organized under the laws of a country other than the United States.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997 (Unaudited)

   EQ/Putnam Investors Growth Portfolio (which is advised by Putnam Investment Management, Inc.) -- Long-term growth of capital and any increased income that results from this growth, by investing primarily in common stocks that the Adviser believes afford the best opportunity for long-term capital growth.

   T. Rowe Price Equity Income Portfolio (which is advised by T. Rowe Price Associates, Inc.) -- Substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

   T. Rowe Price International Stock Portfolio (which is advised by Rowe Price-Fleming International, Inc.) -- Long-term growth of capital through investment primarily in common stocks of established non-United States companies.

   Warburg Pincus Small Company Value Portfolio (which is advised by Warburg, Pincus Counselors, Inc.) -- Long-term capital appreciation. The Portfolio invests primarily in equity securities of small capitalization companies (i.e. companies having market capitalizations of $1 billion or less at the time of initial purchase) that the Adviser considers to be relatively under-valued.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sales price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

   Purchased options, including options on futures are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at a price obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

   Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997 (Unaudited)

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at "fair value" as determined in good faith by the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

    (i) market value of investment securities, other assets and liabilities -at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses -- at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains. In addition, each Portfolio will also comply with the investment diversification requirements of Subchapter L of the Code.

   Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the Portfolios and will be deferred and amortized on a straight line basis over a 60-month period from the date the Portfolios commenced operations.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997 (Unaudited)

Repurchase Agreements:

   Each Portfolio, except for the Merrill Lynch Basic Value Equity Portfolio and the Merrill Lynch World Strategy Portfolio, may enter into repurchase agreements with qualified and Board of Trustees approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

   All Portfolios (except for the MFS Research Portfolio) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Forward Foreign Currency Exchange
Contracts:

   Futures contracts are agreements to buy or sell a financial instrument for a set price in the future. Each Portfolio, with the exception of the MFS Research Portfolio, may buy or sell futures contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt. During the period the futures contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

   Each Portfolio (except the Warburg Pincus Small Company Value Portfolio) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997 (Unaudited)

and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

   Each of the Portfolios (except the MFS Research Portfolio, under certain conditions) may purchase foreign currency on a spot (or cash) basis, and may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

Limitations on Market and Credit Risk:

   Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these written options, futures contracts, forward commitments and forward foreign currency exchange contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments and forward foreign currency exchange contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the forward commitments or forward currency exchange contract. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

   The Trust has entered into an investment management agreement (the "Management Agreement") with EQ Financial Consultants, Inc., (the "Manager"), an indirect wholly-owned subsidiary of Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreement, the Manager will receive an annual fee for each of the Portfolios, calculated daily and payable quarterly. The fee is calculated based on an annual rate of .55% of average daily net assets of the T. Rowe Price Equity Income Portfolio, the EQ/Putnam Growth & Income Value Portfolio, the EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Research Portfolio, the MFS Emerging Growth Companies Portfolio and the Merrill Lynch Basic Value Equity Portfolio; .65% of average daily net assets of the Warburg Pincus Small Company Value Portfolio; .70% of average daily net assets of the EQ/Putnam International Equity Portfolio and the Merrill Lynch World Strategy Portfolio; and .75% of average daily net assets of the
T. Rowe Price International Stock Portfolio.

   On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with unaffiliated Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and
(iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997 (Unaudited)

Note 3 Administrative Fees

   The Trust has entered into an administration agreement with Chase Global Funds Services Company ("Chase Global"), a subsidiary of The Chase Manhattan Bank, N.A. ("Chase"), pursuant to which Chase Global will provide certain fund accounting, compliance and administrative services to the Trust. For such services, Chase Global will receive compensation at the annual rate of
 .0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion Chase Global will receive: .0425 of 1% of the first $500 million of the total Trust assets; .035 of 1% of the next $2.0 billion of the total Trust assets; .025 of 1% of the next $1.0 billion of the total Trust assets; .015 of 1% of the next $2.5 billion of the total Trust assets; and
 .01 of 1% of the total Trust assets in excess of $6.0 billion; except that the annual fee payable to Chase Global with respect to any Portfolio which commences operation after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the rate of .0525 of 1% of the Portfolio's total assets plus $25,000. Chase Global has agreed to waive all fees under this agreement, excluding out-of-pocket expenses for the period from May 1, 1997, to October 31, 1997.

Note 4 Custody fees

   The Trust has entered into a Custody Agreement with Chase. The Custody Agreement will provide for an annual fee based on the amount of assets under custody plus transaction charges. Chase will serve as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plan

   The Trust has entered into distribution agreements with the Manager and Equitable Distributors, Inc. ("EDI"), an indirect wholly-owned subsidiary of Equitable (collectively, the "Distributors") pursuant to which the Distributors will serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a distribution fee of .50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments to each Distributor for services provided under the Distribution Plan to .25% of the average net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares will not be subject to such fees.

Note 6  Expense Limitation

   In the interest of limiting expenses of the Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio are limited to:
0.85% of the respective average daily net assets of the T. Rowe Price Equity Income, EQ/Putnam Growth and Income Value, EQ/Putnam Investors Growth, MFS Research, MFS Emerging Growth Companies and Merrill Lynch Basic Value Equity Portfolios; 0.90% of the EQ/Putnam Balanced Portfolio's average daily net assets; 1.00% of the Warburg Pincus Small Company Value Portfolio's average daily net assets; and 1.20% of the respective average daily net assets of the
T. Rowe Price International Stock, EQ/Putnam International Equity and Merrill Lynch World Strategy Portfolios.

   Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997 (Unaudited)

provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS
For the period from May 1, 1997** to June 30, 1997
(Unaudited)

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD

MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     0.96
                                                                                         ----------
 Total from investment operations .......................................................     0.98
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 10.98
                                                                                         ==========
Total return (b) ........................................................................     9.80%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $ 6,054
Ratio of expenses to average net assets after waivers (a) ...............................     0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a)......................     7.97%
Ratio of net investment income to average net assets after waivers (a)  .................     2.12%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (5.01)%
Portfolio turnover rate (a) .............................................................       49%
Average commission rate paid ............................................................  $0.0570
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ............................................  $  0.08

MERRILL LYNCH WORLD STRATEGY PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.04
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     0.88
                                                                                         ----------
 Total from investment operations .......................................................     0.92
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 10.92
                                                                                         ==========
Total return (b) ........................................................................     9.20%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $ 6,488
Ratio of expenses to average net assets after waivers (a) ...............................     1.20%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     9.93%
Ratio of net investment income to average net assets after waivers (a)  .................     2.79%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (5.94)%
Portfolio turnover rate (a) .............................................................       75%
Average commission rate paid ............................................................  $0.0356
 Effect of voluntary expense limitation during the period: (Note 6) .....................
  Per share benefit to net investment income ............................................  $  0.14

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)
For the period from May 1, 1997** to June 30, 1997
(Unaudited)
MFS EMERGING GROWTH COMPANIES PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.01
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     1.22
                                                                                         ----------
 Total from investment operations .......................................................     1.23
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 11.23
                                                                                         ==========
Total return (b) ........................................................................    12.30%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $15,400
Ratio of expenses to average net assets after waivers (a) ...............................     0.85%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     5.71%
Ratio of net investment income to average net assets after waivers (a)  .................     0.59%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (4.27)%
Portfolio turnover rate (a) .............................................................      426%
Average commission rate paid ............................................................  $0.0474
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ............................................  $  0.05

MFS RESEARCH PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.01
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     1.00
                                                                                         ----------
 Total from investment operations .......................................................     1.01
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 11.01
                                                                                         ==========
Total return (b) ........................................................................    10.10%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $16,702
Ratio of expenses to average net assets after waivers (a) ...............................     0.85%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     5.99%
Ratio of net investment income to average net assets after waivers (a)  .................     1.35%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (3.79)%
Portfolio turnover rate (a) .............................................................       45%
Average commission rate paid ............................................................  $0.0388
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income.............................................  $  0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)
For the period from May 1, 1997** to June 30, 1997
(Unaudited)
EQ/PUTNAM BALANCED PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.05
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     0.59
                                                                                         ----------
 Total from investment operations .......................................................     0.64
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 10.64
                                                                                         ==========
Total return (b) ........................................................................     6.40%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $ 7,051
Ratio of expenses to average net assets after waivers (a) ...............................     0.90%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     7.97%
Ratio of net investment income to average net assets after waivers (a)  .................     3.76%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (3.31)%
Portfolio turnover rate (a) .............................................................       75%
Average commission rate paid ............................................................  $0.0256
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income.............................................  $  0.10


EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     0.87
                                                                                         ----------
 Total from investment operations .......................................................     0.89
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 10.89
                                                                                         ==========
Total return (b) ........................................................................     8.90%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $18,720
Ratio of expenses to average net assets after waivers (a) ...............................     0.85%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     5.07%
Ratio of net investment income to average net assets after waivers (a)  .................     2.71%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (1.51)%
Portfolio turnover rate (a) .............................................................       37%
Average commission rate paid ............................................................  $0.0233
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ............................................  $  0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)
For the period from May 1, 1997** to June 30, 1997
(Unaudited)
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.04
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     0.83
                                                                                         ----------
 Total from investment operations .......................................................     0.87
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 10.87
                                                                                         ==========
Total return (b) ........................................................................     8.70%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $12,100
Ratio of expenses to average net assets after waivers (a) ...............................     1.20%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     8.06%
Ratio of net investment income to average net assets after waivers (a)  .................     3.69%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (3.17)%
Portfolio turnover rate (a) .............................................................       54%
Average commission rate paid ............................................................  $0.0472
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ............................................  $  0.08

EQ/PUTNAM INVESTORS GROWTH PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.01
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     1.08
                                                                                         ----------
 Total from investment operations .......................................................     1.09
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 11.09
                                                                                         ==========
Total return (b) ........................................................................    10.90%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $ 8,937
Ratio of expenses to average net assets after waivers (a) ...............................     0.85%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     7.35%
Ratio of net investment income to average net assets after waivers (a)  .................     1.00%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (5.50)%
Portfolio turnover rate (a) .............................................................       83%
Average commission rate paid ............................................................  $0.0259
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ............................................  $  0.09

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)
For the period from May 1, 1997** to June 30, 1997
(Unaudited)
T. ROWE PRICE EQUITY INCOME PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     0.85
                                                                                         ----------
 Total from investment operations .......................................................     0.87
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 10.87
                                                                                         ==========
Total return (b) ........................................................................     8.70%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $15,889
Ratio of expenses to average net assets after waivers (a) ...............................     0.85%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     5.48%
Ratio of net investment income to average net assets after waivers (a)  .................     3.20%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (1.42)%
Portfolio turnover rate (a) .............................................................       14%
Average commission rate paid ............................................................  $0.0283
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ............................................  $  0.03

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     0.72
                                                                                         ----------
 Total from investment operations .......................................................     0.74
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 10.74
                                                                                         ==========
Total return (b) ........................................................................     7.40%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $20,200
Ratio of expenses to average net assets after waivers (a) ...............................     1.20%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     7.70%
Ratio of net investment income to average net assets after waivers (a)  .................     1.28%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (5.22)%
Portfolio turnover rate (a) .............................................................       10%
Average commission rate paid ............................................................  $0.0012
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ............................................  $  0.08

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
For the period from May 1, 1997** to June 30, 1997
(Unaudited)
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO:

                                                                                           CLASS IB
                                                                                         ----------
Net asset value, beginning of period ....................................................  $ 10.00
                                                                                         ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................................................     0.01
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ..........................................................................     1.22
                                                                                         ----------
 Total from investment operations .......................................................     1.23
                                                                                         ----------
Net asset value, end of period ..........................................................  $ 11.23
                                                                                         ==========
Total return (b) ........................................................................    12.30%
                                                                                         ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................................................  $16,029
Ratio of expenses to average net assets after waivers (a) ...............................     1.00%
Ratio of expenses to average net assets before waivers (Note 6)(a) ......................     4.78%
Ratio of net investment income to average net assets after waivers (a)  .................     2.03%
Ratio of net investment income to average net assets before waivers (Note 6)(a)  ........    (1.75)%
Portfolio turnover rate (a)..............................................................       30%
Average commission rate paid ............................................................  $0.0544
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income.............................................  $  0.02

------------

**     Commencement of Operations

(a)    Annualized

(b) Total return calculated for a period of less than one year is not annualized.